GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.1 - Schedule 5

Unique IDs	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
456150392	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2021.  XX/XX/XXXX the borrower called regarding damages to the home and inquired about claim funds being released. On XX/XX/XXXX the borrower inquired about claim information. On 09/10/21,09/15/21 and 10/12/21 the customer made a payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported damaged to the home and filed a claim. Funds pending release and endorsement.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/18/2022
456126091	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021.  No contact prior to 4/16/21. The borrower called to make a payment on 4/16/21. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456279000	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 15 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 3 times.  On 02/2021 the borrower called in to make a payment IAO $1617.70. On 05/14/2021 the borrower called in to have the fb extended. On 06/21/2021 the borrower called in refused to verify the loan. There has been no more attempted contact between the servicer and the borrower since 06/21/20210.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 15 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 3 times. On 02/2021 the borrower called in to make a payment.	12/31/2021	01/14/2022
456281672	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2021.  There was no contact prior to 07/19/2021. Borrower called wanting to confirm their loan was going to transfer. Associate informed yes and provided new servicer contact information. On 08/18/2021 borrower called inquiring on correspondence they received referencing the total amount of the debt and what is the cost of the hazard insurance, as the insurance does not cover repairs to XXX. Associate provided borrower the correct total amount of the debt and completed the welcome call. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456054123	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021.  The borrower called in discussed amount to bring the account current. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/11/2022
456622153	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2021.  On 1/20/21 Borrower called in about a document they received. On 3/10/21 Borrower called in stating that we are not reporting this account to the credit report agencies; borrower is trying to take out finance and this is stopping the process. On 3/11/21 Manual outbound, called borrower answered and then hung up. On 4/21/21 Inbound call from borrower, borrower had question about payment history. On 5/11/21 borrower wanted to get a copy of their deed emailed to them. Advised borrower to send request in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	10/30/2021
456374036	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2021.  On 02/08/21 the borrower called to make sure ach was setup. On 03/17/21 the borrower called to make a payment. On 04/16/21 the borrower called for 2nd payment to be processed. On 11/16/21 the borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456878657	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 29 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 12 times. On 01/05/2021 the borrower called in stated the escrow is incorrect. On 01/21/2021 the borrower called in stated is very upset due to a negative reporting on the credit report. On 01/26/2021 the borrower called to verify the amount due is $2366.31. On 02/04/2021 the borrower was advised about the acct, stated he will respond based on what the letter states. On 02/18/2021 the borrower was called we stated march payment was not received. On 03/01/2021 stated wants to retain the property the hardship is over. On 03/26/2021 the borrower called in to go over the escrow account disclosure. On 05/03/2021 the borrower wanted to know about the payment increase. On 10/05/2021 the borrower called in asking why funds sent in with August payment was not applied to Corporate advance fees. On 12/21/2021 the borrower called in to check the loan status. There has been no more attempted contact between the servicer and the borrower since 12/21/2021..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  There is a modification in the file completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 29 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 12 times. The loan is currently performing and is on time.	12/31/2021	01/10/2022
456544974	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021.  On 01/05/2021 the borrower called in and advised curtailment of income was due to unemployment. On 01/12/2021 borrower was called due to missing documents, the borrower states will send documents. On 01/29/2021 borrower called for an update on the modification process, servicer advised of missing documents needed. On 02/04/2021 there was an inbound call, detailed information about call not given.  On 02/22/2021 borrower called for status on account and servicer advised under review until 03/10. On 03/18/2021 borrower called in for status and servicer advised of denial and denial reason, borrower made a payment. On 04/02/2021 borrower called requesting an update on the appeal. Servicer advised minimum payment amount is $26,516.16. On 04/09/2021 the borrower called to see what decision was made for the dispute on his application for a workout, servicer advised was denied. Servicer advised must pay full past due to reinstate loan. On 04/13/2021 the borrower called in and discussed loan modification and unemployment reason and income documents. On 04/15/2021 the borrower was called and offers 25,000$ On 04/19/2021 the borrower advised will send in check or wire over night. On 04/21/2021  customer called about foreclosure status and states he received the wrong reinstatement quote and will send out payment by Friday.  On 04/29/2021 borrower called and stated reinstatement quote was sent on 04/27/2021. Borrower is concerned because of sale scheduled on property. On 04/30/2021 the borrower called in and wants to retain property no hardship found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456007396	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2021.  There was no contact prior to 12/01/2021. Borrower called on 12/01/2021 wanting information on the loan transfer. Associate informed borrower it takes about 3-4 business days to board the loans and provided borrower the loan number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  Motion to deem current filed on XX/XX/XXXX and request for final cure filed by trustee on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/14/2022
456443798	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2021.  There was no customer contact from 01/01/21-01/06/21. 01/07/21 the borrower discussed signed documents and general account information. On 02/12/21 the customer confirmed the contractor was paid in full. 04/19/21 the customer discussed the modified account. On 05/17/21 the customer called in with website issue.On 05/20/21, 05/21/21, and 05/26/21 account details and LOA was discussed.  On 05/28/21 the borrower confirmed attorney authorization on account. On 06/07/21 and 06/18/21 the customer authorized third party access and discussed online access. On 07/06/21 the borrower requested assistance with online access. On 07/13/21 the borrower inquired about fees associated on the account and requested research. On 07/15/21 the borrower confirmed reversed payment on the account. On 07/22/2021 the borrower discussed fees on the account. 08/20/21 the borrower requested account manager to discuss corporate advance. 10/13/21 on customer discussed options and general information. On 11/01/21 the borrower confirmed general account information and the total due. The servicer also confirmed website options going forward. On 12/03/21 the customer inquired about a payment. On 12/17/21 the borrower confirmed payment was mailed in payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456038310	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2021.  No contact prior to 4/23/21. On 4/23/21 the borrower called in regards to delinquency, was advised to send in dispute to the loan servicing department. No further contact with the borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/23/2022
456395608	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2021.  There was no contact prior to 2/1/2021. On 2/1/2021, the Borrower called to confirm receipt of payment. On 3/18/2021, the Borrower called in to dispute credit reporting. The information was provided to send in a written request. On 3/31/2021, the Borrower advised they are making a payment, and that they sent a credit research request, but has not heard back. On 4/30/2021, the Borrower was advised that there is no credit dispute on file, and to resend. On 5/18/2021, the Borrower stated they were currently unemployed and a promise to pay was made. On 8/31/2021, the Borrower called in to inform of a payment made through XXX. On 9/30/2021, the Borrower called to inform of a payment made through XXX. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/03/2022
456593030	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2021.  On 09/28/21 borrower called and was transferred to the loss draft department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456354357	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  On XX/XX/XXXX the Servicer noted a Chapter XX discharge/not surrendered.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There has been no contact with the Borrower as the loan has been current from 4/21/2021 which was the start of the review period.	12/31/2021	01/10/2022
456041797	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021.  On 1/25/2021 the Borrower spoke with the Servicer to dispute the fees on the account in the amount of $405.50.  The call was transferred to the customer service department. There is no indication in the commentary how this dispute was resolved. On XX/XX/XXXX the Borrower called the Servicer and advised that XXX had been damaged by the recent XXX disaster declared XXX. The Borrower indicated that they had received a check in the amount of $X.XX and they needed to have it endorsed. The Servicer advised of the address to send the check and the procedures for the endorsement. The Servicer advised that since the loan was current that they would endorse and release the check back to the Borrower and that an inspection was not necessary but that could change. On 3/1/2021 the Servicer noted the claim as closed as endorsed and released. There has been no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the Servicer noted the property in a XXX disaster area, XXX. There was property damage noted on XX/XX/XXXX which included XXX for a loss in the amount of $X.XX. The check was endorsed and released on XX/XX/XXXX.	12/31/2021	01/11/2022
456241801	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2021.  On 02/17/21 called the borrower who advised will get insurance. On 03/19/21 the borrower called needed help online. On 12/14/21 the borrower called to make a payment. There was no further contact established during the review. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/14/2022
456920282	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2021.  There was no contact prior to 1/15/2021. On 1/15/2021, the Borrower advised of a long term hardship of unemployment, and loss mitigation options were discussed. On 1/25/2021, a promise to pay was made, and the reason for a drive by inspection was given. On 3/29/2021, the Borrower stated they would like to make 2 payments a month until the loan is current, and is not interested in the application process. On 4/2/2021, a payment was made. On 4/15/2021, the Borrower was advised of foreclosure sale date of 7/7/2021, and stated they would make payments to bring the loan current. On 4/21/2021, reinstatement was discussed. On 4/22/2021, the Borrower was advised of the scheduled sale date. The Borrower expressed they were told they could make 2 payments a month to catch up, but advised they could make 4 payments then. On 4/28/2021, loss mitigation and reinstatement were discussed. On 4/29/2021, the Borrower called to stop a scheduled payment. On 5/6/2021, the Borrower was given the total amount due. On 5/7/2021, payment was confirmed and the Borrower was advised foreclosure will be stopped. On 5/11/2021, the Borrower called to confirm receipt of payment. On 5/27/2021, the Borrower was advised a payment is scheduled. On 8/30/2021, a payment was made. On 10/28/2021, a payment was made. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456064030	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2021.  On 08/10/21 borrower called to get information on status of loan transfer On 08/11/21 borrower called to follow up on account and get information about making payments online. On 08/27/21 borrower called to make payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456049883	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021.  There was no contact prior to 04/14/2021. Borrower called wanting to make a payment but was unable to confirm account number, stated they would call back and inquired about refinancing. On 08/06/2021 borrower called with a general inquiry. Associate informed August payment file. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456703894	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2021.  On 6/25/21 ATP called to see what other documents need to be in to release some funds. On 7/17/21 borrower called, wants to know what is needed. On 7/29/21 borrower called to ask how to get their funds that are restricted escrow account. On XX/XX/XXXX borrower called, advised we need signed bid for XXX and inspection to confirm their work is complete. On XX/XX/XXXX ATP called in to check on the status of the disbursement. On XX/XX/XXXX borrower called, stating we sent them a check made out to XXX for $X.XX. On XX/XX/XXXX called ATP, ATP requested a stop payment for check $X.XX as it was mailed to borrower address and they are XXX. and didn’t receive it. On XX/XX/XXXX UTP is calling to get an inspection. On XX/XX/XXXX disbursement amount $X.XX was rejected. Inspection notes show the contractor’s bid for XXX was used for the inspection, but it only shows 40% complete. On XX/XX/XXXX borrower called, don’t show that all XXX is complete, contractors bid for XXX only shows 40% complete. On 10/27/21 Borrower called. Advised inspection are handled by third party company, we will need to hear from them first to move forward. On XX/XX/XXXX ATP called, we need to separate the 2 companies and release disbursement for XXX. On 10/30/2021 borrower wanted to know when a disbursement will be made. Advised we are still waiting for clarification of inspection results. On 11/5/21 Borrower called, but disconnected call. On 11/10/21 Borrower called to check the status of check and to see what happening with inspection. Advised borrower the inspection was requested. On 11/24/21 spoke to borrower, borrower calling to check on the status solution and advised we are waiting for inspection results. Borrower was upset that they have been waiting for the inspection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed on XX/XX/XXXX for XXX damage that occurred on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/25/2021
456266436	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021.  Borrower was contacted on 01/21/2021 and requested forbearance as not working due to COVID. On 02/09/2021 borrower called to request forbearance. Notes of 02/12/2021 indicated three-month forbearance on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/11/2022
456953846	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2021.  From 01//2021 through 02/2021 there was no contact. On 03/04/2021 the borower  promised to make a payment online by the end of the month. On 05/13/2021 the borrower called to dispute their credit report. The borrower was advised to send a copy of the credit report that she was disputing. On 06/22/2021 the borrower called regarding dispute of credit report. From 07/01/2021 through 05/01/2021 there was no contact. On 09/2/2021 the borrower called to confirm that his payment ws applied correctly from the previous month. From 10/01/2021 through 12/01/2021 there was no contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/23/2022
456653944	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2021.  On 01/11/21 the borrower called promised to pay. On 02/02/21 called the borrower promised to pay. On 03/10/21 the borrower called to pay escrow shortage. On XX/XX/XXXX the borrower called advised XXX damage and paid out of pocket. On 05/20/21 called the borrower advised setup on forbearance good through 08/31/21. On 08/04/21 the borrower called promise to pay. On 12/21/21 the borrower called promise to pay. There were no further contacts captured during the review loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/18/2022
456271929	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2021.  There as no contact prior to 1/4/2021. On 1/4/2021, the total amount due was discussed with a third party who advised they would call back and make a payment. A payment was made later that day. On 1/20/2021, the payment change and escrow was discussed with a third party. On 1/22/2021, a partial release packet was requested. On 1/25/2021, a payment was made. On 4/14/2021, the Borrower advised a payment will be made soon. On 5/17/2021, the Borrower stated they have been attempting to make a payment online, and a payment was made over the phone as there was a block on the account. A request was submitted to remove block and waive late fee. On XX/XX/XXXX, a third party indicated repairs are complete and the loan was transferred to loss draft. On 6/4/2021, third party called to confirm the fax number to send documents. On XX/XX/XXXX, third party called to confirm the status of claim documents. On 8/16/2021, third party called regarding insurance. On XX/XX/XXXX, the Borrower was advised that the insurance claim is closed and all funds have been issued. On 9/17/2021, third party returned call, and was advised it was most likely to collect payment which was made that day. On 10/19/2021, payment information was given. On 10/20/2021, payment and balance information was discussed. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/19/2022
456837239	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the review period. There is no evidence of servicer attempting to contact the borrower during the review period.	12/31/2021	01/10/2022
456710294	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2021.  There was no contact prior to 12/02/2021. Borrower called concerned about making their payment and if it would negatively impact them. Associate informed there are protections in place, provided the new loan number and borrower provided a good cell number to contact. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456414475	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021.  On 4/14/2021 the Borrower called the Servicer and verified that there was a payment dispute. The Borrower indicated that when the loan was transferred it showed them owing $18K and the Borrower indicated that was incorrect. The Borrower and Servicer went over the payment history and the Borrower requested the history to be sent along with the escrow analysis so that it could be reviewed with the prior Servicers. The Borrower advised that they were going to take funds from the retirement account to bring the loan current. Borrower said that due to the error in the payment application and the higher amounts they were unable/unwilling to make the payment. On 4/21/2021 the Servicer spoke with the Borrower and gave reinstatement figures of $56,881.49 without foreclosure costs.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456908205	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2021.  Notes of 03/02/2021 indicated XXX declared disaster area. Borrower called 04/05/2021 to discuss account. On 04/06/2021 borrower accepted mod offer and said they would wire funds. Unemployment, illness and death in family cited as RFD. Borrower requested copy of streamline modification letter on 04/07/2021. Servicer advised borrower on 04/13/2021 that foreclosure was suspended because of mod acceptance. Borrower called about foreclosure on 05/03/2021. Borrower called on 06/15/2021 about mod docs. Mod docs discussed 06/23/2021. Modification completed XX/XX/XXXX. Borrower was contacted 09/16/2021 and said made payment online same date. On 10/26/2021 borrower requested payment receipt. Borrower contacted new servicer on 12/01/2021 and was advised could make payment after 12/08/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Notes of XX/XX/XXXX indicated $X.XX remained in restricted escrow.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456621706	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  On XX/XX/XXXX it was noted that no POC is needed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no phone contact with the borrower during the review period. The loan is in active bankruptcy.	12/31/2021	01/10/2022
456653928	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2021.  On 01/14/2021 the borrower called in to make a payment. On 01/15/2021 borrower called in and requested bankruptcy department. On 01/25/2021 the borrower wanted to know about charges on her account. On 02/01/2021 the servicer advised borrower of 2 payments due on account and account file date is 01/01/2021.On 03/05/2021 borrower called in to dispute payments, states she is not past due and recently discharged from bankruptcy. On 03/06/2021 borrower called and complained that loan is not past due and servicer advised she was past due when transferred from last servicer. On 03/11/2021 the borrower states doesn't feel like she owes she was switched from XXX and she was behind a payment and it was under investigation.   Borrower will compare information that she has and will do research. 03/12/2021  borrower called in to make a payment.  On 03/15/2021 borrower called to see what validation of debt was advised borrower wants supporting documents. On 03/17/2021 borrower called in to make payments, servicer advised to call back in to speak with bankruptcy department regarding questions with bankruptcy. On 03/22/2021 the borrower called in regarding late fee and made a payment on account with account ending in 0897. On 03/25/2021 borrower called in with questions regarding bankruptcy call was transferred to bankruptcy.  On 09/16/2021 borrower called in regarding making a payment so it isn't late. On 10/16/2021 borrower called regarding late fee on her account. On 10/19/2021 borrower called regarding a loan to fix up her home. On 11/16/2021 borrower called regarding refinance. 11/26/2021 borrower called in verified to make sure taxes are paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Chapter XX bankruptcy filed on XX/XX/XXXX and  discharged on XX/XX/XXXX. Case number XXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/18/2022
456068480	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2021.  There was no contact 01/01/21-01/04/21. On 01/04/21 the borrower confirmed approved deferment. On 01/29/21 the customer went over payments and options. On 02/12/21 the borrower called in to discus insufficient funds. On 02/15/21 the customer discussed not being about to afford the payments and discuss personal hardship. On 02/23/21 the borrower discussed the grace period. On 03/09/21 the borrower called about making a payment. 03/12/21 the customer discussed the applications process. 03/16/21 the borrower confirmed completing modification documents. 03/26/21 the borrower was provided with HUD disclosures. On 04/05/21 the customer made a payment and confirmed loan modification documents were being sent out. On 04/16/21 the customer discussed modification information and made a payment. On 04/27/21 the borrower confirmed illness ad planned to call back to make a payment. On 04/30/21 the customer called for the account balance and made a payment. On 05/03/21 the borrower confirmed illness and discussed access to web portal. On 05/18/21 the borrower made a payment.06/14/21 the customer discussed covid impact on health and the account status. O 07/28/21 and 07/29/21 the customer called about a forbearance letter confirming the account was not on one. On 08/16/21 the customer discussed issues with the pension check and planned to make a payment. 12/08/21 the borrower made a payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/18/2022
456897760	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2021.  On 0205/21 authorized third party called to make a payment. On 02/26/21 the borrower called to make two payments. On 03/16/21 the borrower called requested 1098 from 2013-2020. On 11/29/21 the borrower called to make a payment. there was no further contact established loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/17/2022
456044123	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2021.  There as no contact prior to 3/30/2021. On XX/XX/XXXX, the Borrower stated they made a payment. The Borrower also advised of damage and they will be filing a claim. On 12/28/2021, the Borrower called to inquire about assistance as they are unable to make their payment. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the Borrower stated there is damage to the property, and they would be filing a claim.  However, there is no indication a claim has been filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/17/2022
456092881	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2021.  No contact prior to 2/12/21. On 2/12/21 the borrower called to make a payment. On 2/16/21 the borrower inquired about the last payment and was advised of the next due date. On 6/10/21 the borrower called to confirm the account is current, the information on next due date was provided. On 6/15/21 the borrower called to make a payment. On 6/23/21 the borrower wanted information on the transfer and the due date. On 8/11/21 the borrower called to make a payment but did not have checking account information available so stated would call back. On 9/14/21 the borrower tried to make a payment with a debit card but was advised to call back with the checking account information. On 11/22/21 the borrower called about next due date and escrow information. No further contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456545144	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	01/15/2022
456050476	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2021.  There was no contact prior to 8/23/2021. On 8/23/2021, the call was transferred to the bankruptcy department. On 9/23/2021, the Borrower advised a secure message will be sent regarding the payment sent to the prior servicer. On 9/24/2021, a payment made to the prior servicer was discussed. On 9/27/2021, the Borrower stated they will send in proof of payment for payment made to prior servicer. On 9/30/2021, missing payment research information was provided. On 10/6/2021, the Borrower was advised a dispute was opened with the prior servicer. On 10/19/2021, the Borrower stated they spoke with the prior servicer regarding missing payment. On 10/27/2021, the Borrower called to confirm they would not be charged a fee since there is a dispute in process. On 11/4/2021, the Borrower called in regarding a status on the dispute. On 12/9/2021, the Borrower called in regarding a status on the dispute. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456193777	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2021.  On 01/27/21 the borrower called to make a payment. On 02/13/21 called the borrower discussed payments borrower irate. On 02/23/21 borrower called stated should not be past due requesting research.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower stated damage to home on XX/XX/XXXX doesn't indicate what type of damage. Borrower stated damage on XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456470809	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2021.  There was no contact prior to 6/21/2021. On 6/21/2021 the Borrower called and advised that they would  make the payment online on Friday. On 6/28/2021 the Borrower called to advise that the payment made online didn't process and the Servicer took a payment in the amount of $XXXX over the phone. On 7/23/2021 the Borrower called and said that they were unable to make a payment online. The Servicer took a payment in the amount of $XXXX. On XX/XX/XXXX the Servicer spoke with the Borrower and advised of the documents necessary for the claim and a potential partial disbursement of funds after the documents were received. On XX/XX/XXXX the Servicer called the insurance company to get an insurance estimate and other documents. On 9/24/2021 the Borrower spoke with the Servicer about what was needed and the Borrower said that they would get it from the attorney. On XX/XX/XXXX the Borrower called to make sure necessary documents were received. Servicer advised that they were waiting on some and Borrower said that they would get the attorney working on the insurance estimate On XX/XX/XXXX the contractor called to verify receipt of documents. Servicer advised that they had been received by the Borrower still needed to send in documents. On XX/XX/XXXX the Borrower called the Servicer and the Servicer advised that the adjuster information for the claim did not come through and to send again. On XX/XX/XXXX the Servicer spoke with the Borrower regarding the insurance claim and advised that due to ongoing litigation an inspection would be necessary for insurance disbursement. Also the adjuster called the Servicer and advised that they knew that additional information was necessary from the Borrower. The Servicer advised that this was a settlement and that they needed to see what the damage was.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  A modification was also completed effective XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the Servicer noted a new loss draft claim received. On XX/XX/XXXX the Servicer noted receipt of a check in the amount of $X.XX from the insurance company.  On XX/XX/XXXX the Servicer spoke with the Borrower and advised of necessary documents and said that an initial disbursement of $X.XX could be made upon receipt of documents. On XX/XX/XXXX the Servicer noted receipt of documents and noted that they could do the initial disbursement. On XX/XX/XXXX the Borrower called and said that they could get the insurance estimate from the attorney. On XX/XX/XXXX the Borrower called to make sure necessary documents were received. Servicer advised that they were waiting on some and Borrower said that they would get the attorney working on the insurance estimate. On XX/XX/XXXX the contractor called to verify receipt of documents. Servicer advised that they had been received by the Borrower still needed to send in documents. On XX/XX/XXXX the Borrower called the Servicer and the Servicer advised that the adjuster information for the claim did not come through and to send again. On XX/XX/XXXX the Servicer spoke with the Borrower regarding the insurance claim and advised that due to ongoing litigation an inspection would be necessary for insurance disbursement. Also the adjuster called the Servicer and advised that they knew that additional information was necessary from the Borrower. The Servicer advised that this was a settlement and that they needed to see what the damage was. On XX/XX/XXXX the Servicer noted that due to the ongoing litigation a top to bottom inspection would be required for interim/final draw. On XX/XX/XXXX the Servicer noted that they were unable to obtain an insurance estimated due to ongoing litigation with the insurance company. On XX/XX/XXXX the Servicer noted that a check in the amount of $X.XX was to be issued and left a message for the Borrower to advise that the initial draft was issued. On XX/XX/XXXX the Borrower advised the Servicer via voice mail that the XXX was on back order until XX/XXXX to repair the XXX.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: On 12/6/2021 the Servicer spoke with the insurance company who advised that the insurance policy was cancelled on 10/21/2021 at the Borrower's request.	12/31/2021	01/10/2022
456159654	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2021.  No contact prior to 2/1/21. On 2/1/21 the borrower called to confirm the repayment plan is on the account. On 3/2/21 the borrower called to make a payment. On XX/XX/XXXX the borrower advised went through a XXX and the adjuster stated needs the XXX replaced, the borrower was given the 1800 number for the claims department. There was no indication of an open claim on file. On 7/9/21 the borrower called to update the account information. On 10/5/21 the borrower inquired how to remove spouse from the account, the information was provided. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/11/2022
456648147	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2021.  There was no contact with the borrower noted from 01/01/21-08/29/21. On XX/XX/XXXX the customer called to confirm insurance information to file a claim. On 10/07/21 the borrower discussed insurance information and inquired if prior servicer paid the policy. On 11/09/21 the customer called to discuss claim information. On XX/XX/XXXX and XX/XX/XXXX the customer called regarding funds disbursed and possible matching for claim. On 12/10/21 the borrower discussed insurance information. On XX/XX/XXXX the customer called in regarding final draw for the loss draft claim.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unknown damages reported on XXX cause by XXX. A claim was filed and funds were released. However, pending final inspection.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/14/2022
456320621	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan has remained current for the review period under regular payments. There has been no contact, and no contact attempt during the review period.	12/31/2021	01/10/2022
456724974	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2021.  There was no contact prior to 02/08/2021. Borrower called wanting to apply for a modification since the co borrower passed and wanted to make a payment and needed to have their payment more affordable. Associate contacted borrower on 03/16/2021 regarding their payment and borrower stated they would make payment today once they confirm monies are in the bank. Associate offered a post-dated payment and borrower refused and stated they would call in payment today. On 08/10/2021 borrower called to confirm their payment was received last month and about the modification, stating they are having issues with website. Associate assisted borrower with scheduling their payment and informed of the underwriting decision and they should receive the information via mail. Comment dated 12/08/2021 borrower called and was informed loan is still in the boarding process and associate provided the new loan number and payment options. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456841460	3	[3] There are indications of fraud on the loan. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2021.  No contact prior to 3/12/21. On 3/12/21 the borrower called to obtain a payoff. On 5/5/21 the borrower wanted to know why the taxes went up, was advised to contact the tax collector. On 5/20/21 the borrower was referred to an attorney as stating someone tried t steal the house. On 6/17/21 the borrower advised will be making a payment of $XXXX in July. On 7/20/21 the borrower advised had fraud and sheriff is involved and wanted payments to come out automatically. On 8/2/21 the borrower stated set two automatic payments in error, was advised both are pending, the borrower asked for second payment to be deleted. On 10/1/21 the borrower stated could not make a payment and needed assistance. On 11/4/21 the borrower was advised the next payment due. On 12/8/21 the borrower stated will mail the payment. On 12/22/21 the borrower stated there is a fraud investigation on the home with the sheriff department. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456518535	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2021.  There was no contact prior to 4/28/2021. On 4/28/2021, the payment amount was discussed. On 4/29/2021, a payment was made. On 5/10/2021, the Borrower called to ensure the loan was current. On 6/9/2021, the Borrower called for the status of the account and was advised it was current. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/19/2022
456219106	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2021.  There was no contact prior to 01/14/2021. Borrower called to schedule payment on 01/14/2021. On 02/16/2021 borrower wanted to make a partial payment and then stated they would pay on 02/18/2021 and did not want to make the arrangement. Comment dated 03/03/2021 borrower stated they were hospitalized in February and fell behind and their plan is to make $200 weekly payment for the next 4-6 weeks. Borrower called on 03/12/2021 stating they do not have enough funds to make the payment, they can make a partial payment or full payment and can bring the loan current by end of March as they are awaiting funds. Associate contacted borrower on 03/17/2021 regarding their payment and borrower scheduled payment to bring the loan current. Comment dated 04/05/2021 borrower stated they mailed their payment this morning and called on 04/10/2021 to confirm receipt of the payment and was informed not received. Associate contacted borrower on 05/05/2021 regarding the amount due and borrower informed due to health reason they would be mailing their payment on 05/0/8/2021.  Borrower called on 05/08/2021 to inform they mailed a money order for their payment and needed to make the remaining balance as they did not realize their payment increased. Comment dated 06/01/2021 borrower scheduled payment for $0.46. On 08/04/2021 associate contacted borrower, who stated they mailed a money order on the 1st that should be there by Friday and called back on 08/10/2021 to confirm receipt and was informed not received. On 10/18/2021 borrower inquired on their principal balance and was informed their insurance was paid on 10/07/2021. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456966075	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2021.  On 2/15/2021 the Borrower called the Servicer regarding the status of the account and the Borrower was transferred to the bankruptcy department. On 3/19/2021 the Borrower called the Servicer regarding the delinquency and the Servicer advised that they could not discuss the account as it was in bankruptcy. On XX/XX/XXXX the Servicer called the Borrower regarding the insurance claim. The Borrower advised that they did not wish to pursue the claim and the property was repaired XX years ago. On 6/4/2021 the Servicer spoke with the Borrower regarding the insurance claim on the property. Borrower advised that the property was repaired XX years ago and the claim was dropped.  The Borrower advised to stop calling about the remaining funds for the insurance claim. The funds were set into restricted escrow and the claim was closed. There has been no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456777684	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2021.  On 01/14/21 the borrower called promised to pay. On 03/18/21 the borrower called need copy of bill mailed to them. On 04/20/21 the borrower called to get insurance check endorsed, On 04/26/21 the borrower called advised payment sent. On 08/30/21 the borrower called to make payment with card advised we don't take cards. On 11/04/21 the borrower called to make multiple payments. There was no further contact loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  new claim as of XX/XX/XXXX for XXX damage. claim check for $X.XX has been received and awaiting next steps.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/16/2022
456280848	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2021.  On 01/27/2021 the borrower called about refinancing. On 02/05/2021 the borrower called in  and wanted to make payment for 2 months. and asked for home owners insurance.  On 04/16/2021 the borrower called in to make Aprils payment and set up online banking. On 05/26/2021 the borrower was called by the servicer and borrower advised payment was made through banking app. The servicer advised payment hasn't posted yet and could take a couple of days. On 06/03/2021 the borrower was called by the servicer regarding payment. Borrower advised payment was sent through bill pay and wants to dispute negative credit reporting so servicer provided research fax number. On 07/13/2021 the borrower called to make payment in the amount of $XXXX. On 09/20/2021 the borrower called in to report insurance information. On 10/20/2021 the borrower called and advised of excessive obligations and intent is to keep property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/17/2022
456605507	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2021.  From 01/01/21-08/30/21 there was no contact established. On 08/31/21 third party called didn't know loan was transferred. On 09/13/21 the borrower called to make a payment. On 12/10/21 the borrower called to make a payment. On 01/14/22 the borrower called to make a payment. No further contact established. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/14/2022
456849220	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2021.  There was no contact prior to 08/24/2021. On XX/XX/XXXX the borrower called in regards to an insurance claims check for XXX damage. The borrower was provided with the Loss Draft Department's number. There was no further contact during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called to file a claim for XXX damage. No further information provided in  the commentary.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456804343	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2021.  On 01/04 the borrower called in to make a payment and discuss how to catch up the account.  On 01/05 the borrower called in to discuss delinquent foreclosure notice.  On 02/01 the borrower asked to be removed from paperless and to make a payments.  On 02/17 the borrower stated he was only paid once a month and will make payments, the borrower also added the spouse to the account.  The borrower stated on 02/26 they will make the payment after getting paid on 03/01.  The borrower called in a payment on 02/27.  On 03/12 the borrower called in to discuss reaffirmation and why credit isn't reporting.  On 03/18 the borrower called in a payment.  On 04/01 the borrower made a payment and discuss the payment increase.  On 04/02 the borrower called about the servicer transfer.  On 05/03 the borrower called in to make a one time payment.  The borrower also called in to see if there was a tax update or pending change in the billing amount.  On 06/02 the borrower gave their daughter authorization and to discuss a refinance and reaffirmation.  On 06/14 the borrower called in to request a payment history.  On 10/14 the borrower requested an emailed copy of the payment history for the last 4 months.  On 10/18 and 10/19 the borrower made the request again.  On 11/02 the borrower called in to discuss credit reporting again and was advised the loan was not reaffirmed in bankruptcy.  On 11/10 the borrower called in to discuss the principle balance.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456383755	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2021.  On 04/28/21 the borrower called disputing check being issued. On 12/13/21 the borrower called requesting fee be waived. On 12/31/21 The borrower called advised mailed payment and shouldn't have escrow account due t paying their own taxes and insurance. There was no further contact established. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456375975	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan was delinquent in 1/2021; however, remained current from 2/2021, through the end of the review period. There was no inbound contact, or outbound attempts documented.	12/31/2021	01/10/2022
456622788	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2021.  There was no contact prior to 10/26/2021. On 10/26/2021, the Borrower indicated that they did not request a modification from the prior servicer and would like to know how the loan is current when they have not made payments. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The Borrower is disputing the modification from the prior servicer, stating they never requested it. In addition, the Borrower is stating that payments have not been made and inquiring how the loan is current.	12/31/2021	01/04/2022
456710765	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2021.  There was no contact prior to 1/28/2021. On 1/28/2021, the Borrower stated that they have not been receiving information from their bankruptcy attorney, and would like to dispute credit reporting.  The Borrower was advised credit reporting cannot be updated unless it was an error on the servicers part.  On 5/13/2021, the Borrower had questions about escrow. On 5/20/2021, the Borrower indicated they are no longer in bankruptcy, but the account could not be discussed without attorney permission. On 6/1/2021, a payment was made. On 6/10/2021, the Borrower was advised the loan is current, and refinance was discussed. On 6/30/2021, the Borrower called to confirm the principal balance. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX..  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456479376	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021.  There was no contact prior to 1/12/2021. On 1/12/2021, the Borrower called to inquire why they are delinquent on their credit report.  On 2/16/2021, the Borrower called in with a credit dispute. On 2/25/2021, the Borrower called in regarding the credit dispute on the loan, and was advised a letter was sent out the day before. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456978459	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2021.  There was no contact prior to 11/23/2021. On 11/23/2021, the Borrower called in to see if they can make their payments by the 4th of the month.  The Borrower was advised of the grace period of the 15th; however, the loan is being service transferred and payments will be made to the new servicer beginning 12/1/2021. On 12/8/2021, the Borrower wanted to schedule a payment, the Borrower was advised to call back. On 12/15/2021, loan information was given and the welcome call completed. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456077493	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan remained current throughout the review period under regular payments. There was no contact during the review period.	12/31/2021	01/13/2022
456295240	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2021.  There was no contact prior to 1/6/2021. On 1/6/2021, the Borrower called in to discuss reinstatement. On 1/7/2021, the Borrower stated that they were still waiting on the reinstatement quote. On 1/13/2021, the Borrower requested to have email sent not encrypted. On 1/14/2021, reinstatement amount was given. On 1/20/2021, the Borrower asked how to set up reinstatement. On 1/21/2021, the Borrower indicated they will be sending reinstatement funds. On 1/22/2021, the Borrower requested wire information. On 1/25/2021, the Borrower was advised reinstatement was received. On 2/16/2021, a payment was made and the Borrower was informed that the loan is no longer in foreclosure. On 3/2/2021, it was explained that the statement was printed before the payment was made. On 3/4/2021, the Borrower was advised that one payment is due. On 3/31/2021, a payment was made. On 4/20/2021, a promise to pay was given. On XX/XX/XXXX, the Borrower called in to have a loss draft check endorsed. On XX/XX/XXXX, the Borrower was advised of claim documents required. On 6/9/2021, a payment was made. On 6/24/2021, the Borrower called to update their last name due to marriage. On 8/3/2021, the Borrower was advised that only 1 payment is due. A payment was made. On 8/9/2021, the Borrower called to confirm receipt of name change documents, and was advised they have not yet been received. On 8/11/2021, it was confirmed name change documents have been received. On 8/16/2021, the Borrower called to confirm receipt of name change documents. On 8/19/2021, the Borrower called to confirm receipt of automatic payment form. On 8/27/2021, the Borrower called to confirm automatic payment request that was sent 2 weeks ago. Payment increase is due to escrow. On 9/27/2021, documents required to complete the requested name change were discussed. On XX/XX/XXXX, the Borrower was advised the claim check has been sent. On 11/9/2021, it was confirmed the loan is current. On 11/10/2021, the borrower was advised name change documents have been received. On 11/30/2021, the Borrower contacted the new servicer in regard to automatic payment and the name change. On 12/13/2021, a payment was made. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicate XXX damage, and disbursement has been sent.  No indication that the damage has been repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456137124	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2021.  There was no contact prior to 2/16/2021. On 2/16/2021, the Borrower advised they cannot make the payment.  The Borrower disputed delinquency. On 2/18/2021, the Borrower was advised cards are not accepted.  The Borrower indicated they sent are disputing the account. On 6/15/2021, a promise to pay was made. On XX/XX/XXXX, the Borrower called in regarding a new claim for XXX damage. On XX/XX/XXXX, the Borrower called to inquire if there were any loss draft funds from prior servicer. On XX/XX/XXXX, the Borrower was requested to send in documents from claim with prior servicer. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicate a claim filed for XXX damage with the prior servicer.  The current servicer shows transfer of funds, but no record of the claim.  The Borrower was asked to send in claim documents.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/18/2022
456867184	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2021.  There was no contact prior to 01/20/2021. Borrower called regarding inspection status and was informed inspection has been received and transferred borrower to account manager to request disbursement, on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX borrower called to check status of disbursement, on 01/27/2021 borrower was informed awaiting approval from corporate and needed assistance with scheduling their payment. Comment dated 02/17/2021 borrower disputing late and NSF fees as they were advised there was no late fees during the pandemic and informed, they would be making the February payment in 2 weeks and needed a call to their insurance company to extend time for disbursement for their policy not to cancel. On XX/XX/XXXX borrower stated XXX has been completed and requested the final draw. Comment dated XX/XX/XXXX borrower informed they sent in a check to go for loss draft and was informed check has been received, on 03/09/2021 borrower inquired about the W9, and on XX/XX/XXXX borrower called as no funds have been disbursed. Associate informed borrower on XX/XX/XXXX they are pending inspection results and bids from XXX contractors have been received. Comment dated XX/XX/XXXX associate informed borrower of the disbursement status as it is pending corporate approval. On XX/XX/XXXX borrower was informed inspection results have not been uploaded, on XX/XX/XXXX borrower was informed the inspection results were at 91% and needs to be at 100%, on XX/XX/XXXX borrower informed of what contactors are pending final payment and on XX/XX/XXXX borrower was informed awaiting confirmation from insurance company to confirm difference of claim funds and insurance estimate, on XX/XX/XXXX borrower called to check status, XX/XX/XXXX associate stated needed 100% inspection results. On 12/29/2021 borrower inquired on refinance and welcome call was completed. Comment dated XX/XX/XXXX borrower informed of the opened claim and did not have available of what has been paid out and stated the inspection was done. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Details of the damage not evident. As of XX/XX/XXXX 100% inspection results pending upload was cited, XXX contractors have not been paid cited on XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456682409	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 13 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 1 time. On 0720/2021 the borrower called in to discuss taxes. There has been no more attempted contact between the servicer and the borrower since 07/20/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 13 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 1 time. The loan was current from the start date of the review 01/01/2021 through 12/31/2021.	12/31/2021	01/10/2022
456280913	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2021.  On 01/04/2021 borrower called about credit reporting and servicer advised to submit dispute. Credit dispute received and completed 01/26/2021. Credit dispute received and completed 02/23/2021. Borrower called 05/14/2021 about late credit reporting and servicer advised to submit dispute. Credit dispute received and completed 07/10/2021. No subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/18/2022
456697421	3	[3] There is evidence of property damage. [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2021.  On 08/23/21 borrower called for loan number to set up account online. On XX/XX/XXXX borrower called for assistance with insurance due to XXX claim. On XX/XX/XXXX borrower called to check the status of the claim check and made a payment by phone. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Damage to the XXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456513420	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2021.  On 5/13/21 B2 Borrower states they are not receiving billing statements and this account is not being reported to credit bureau, advised borrower email customer service department to request future statement and reporting to CB. On 6/8/21 Borrower 1 called in, borrower states that they are not being reported and they emailed customer service, advised borrower to allow 30 days for the investigation. On 7/20/21 IBC borrower stated they filed BK, but home was not included. On 8/23/21 inbound from borrower request to have their statement sent to them. Borrower wants to know why their account not being updated. Advise we sent an email to them on June 23 regarding why. On 9/1/21 Customer calling about account not being reported every month. Advised customer would need to reaffirm BK, per BK notes its showing that it is not reaffirmed, advised would have to speak with attorney, put request to BK to have billing statement sent to customer, customer states they want one every month. On 9/15/21 Borrower is wanting to see about billing statement, says they want to sell home. Asked borrower did they have realtor, or someone interested in property. Co borrower is looking to have borrower removed from loan. Borrower called gave authorization to speak with spouse, spouse asked about positive credit reporting. Advised spouse to send in correspondence regarding this. Co borrower is looking to have borrower removed from loan. Also looking for loan statement to be mailed out monthly. On 9/27/2021 borrower 1 gave permission to speak w/ 3rd party on their behalf. Advised to have ATTY send authorization pay statements sent to customer. On 12/10/21 Borrower wanted to know if all information same as with previous servicer. No further communication with customer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456307754	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 1 time and left message on the answering machine. During the same period of time the borrower did not call the servicer. There has been no more attempted contact between the servicer and the borrower since 09/08/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 1 time and left message on the answering machine. During the same period of time the borrower did not call the servicer. The loan was current from the start date of the review 01/01/2021 through 12/31/2021.	12/31/2021	01/11/2022
456488862	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2021.  There was no contact prior to 07/20/2021. Borrower called to check status of the account and was informed of the transfer date and borrower stated they would hold off on payment until they receive a letter. On 08/02/2021borrower scheduled a payment but was not able to until 08/11/2021 borrower called stating they just received the letter on 08/02/2021 and payment was scheduled.  Comment dated 10/01/2021 borrower inquired on the current appraisal and the original appraisal.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Motion for relief was filed on XX/XX/XXXX with an agreed order being entered on XX/XX/XXXX. Transfer of claim was referred to counsel on XX/XX/XXXX and was entered on docket on XX/XX/XXXX. Notice of payment change referred to attorney on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456880545	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary dated XX/XX/XXXX reflects a discharged bankruptcy. No additional information was provided.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no contact with the borrower during the review scope. The commentary reflects discharged bankruptcy and the loan has performed since 05/01/2021.	12/31/2021	01/10/2022
456141587	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Servicer attempted to contact borrower on 64 occasions between 02/05/2021 - 12/17/2021.	12/31/2021	01/12/2022
456860045	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2021.  On 01/07/21 borrower called to discuss modification. On 02/08/21 borrower called and stated principle balance is too high.  Borrower was advised that modification may change upb. Borrower requested pay history. On 03/10/21 borrower called about payment. On 03/16/21 borrower stated payment had been made with representative yesterday. On 05/13/21 borrower called to discuss principle balance and corporate advance. On 06/11/21 borrower promised to make payment by the 15th of the month. On 06/17/21 borrower called to check on payment. On 09/14/21 borrower promised to make payment on 09/15. On 10/07/21 borrower declined phone pay and promised to make payment by the 15th. On 10/15/21 borrower was advised of principle balance. On 11/15/21 borrower made a payment by phone. On 12/15/21 borrower called to make payment by phone. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456250453	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021.  On 01/25/2021 th eborrower called in to request information on escrow surplus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/22/2022
456983044	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2021.  There was no contact prior to 08/10/2021. Borrower called to request a new forbearance extension and scheduled a payment. On 09/16/2021 payment was scheduled. Comment dated 10/19/2021 borrower called to schedule payment, but the call was lost. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Comment dated 02/05/2021 cites a person who has the name of the borrower stated they have reported the fraud to the credit bureaus.	12/31/2021	01/14/2022
456686023	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 23 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 4 times. On 02/01/2021 The borrower called in stated the husband has illness. On 04/07/2021 the borrower called in stated the mod numbers are not what was agreed on. On 05/17/2021 the borrower called stated plans to keep the property inquired about credit report. On 06/09/2021 the borrower called in wanting to kn ow why the payment has been increased. There has been no more attempted contact between the servicer and the borrower since 12222021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX a mod was completed the modification. The first payment is due on XX/XX/XXXX. The modified Interest Rate: X% mod Amortization Term: XXX/XXX mod usb  $X.XX note The file was approved with a XXX/XXX however the investor approved terms were XXX/XXX. The terms were updated to match investor approval.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 23 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 4 times. Due to a mod on XX/XX/XXXX the loan is performing and is on time.	12/31/2021	01/12/2022
456207011	3	[3] Occupancy - Vacant [3] Property Condition - Poor [3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2021.  Contact dated from 01/2021 through 03/2021 resulted in the discussion of trial plan payments. Contact from 04/01/2021 through 04/30/2021 resulted in the discussion of the final modification documents and pending signatures. On 05/14/2021 the borrower called and made a payment in The amount of $XXXX. Contact from XX/XX/XXXX through XX/XX/XXXX resulted ion the discussion of insurance claim funds disbursements. and documents required in order to release funds. On XX/XX/XXXX the borrower called and expressed concerns of the contractor's mishandling of funs that prevented the necessary repairs being completed. The borrower was advised that the information would be submitted in report to consider increase in funds. There was no contact after 11/20/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary reflects property damage due to XXX. The date of loss was cited as XX/XX/XXXX. Commentary dated XX/XX/XXXX reflects repairs completed at 65%  Property repairs have not started.  The property condition is poor.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/14/2022
456404670	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a FEMA disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2021.  On 01/25/2021 borrower called in  regarding information regarding the repayment plan and states should should not be past due 6 months. On XX/XX/XXXX borrower called in to get address to send loss draft check. On 01/29/2021 the borrower called in  to set up payment with $XXXX.On 07/15/2021 the borrower called in to try to make payment less than last payment for On 06/01/2021 borrower called in to set up payments but didnt have bank information and will call right back.  On 06/02/2021 the borrower called in to make one payment. On 06/22/2021 borrower called to see if she can complete repayment plan and pay extra. On 06/28/2021 borrower called in to discuss payment and requested spanish speaking rep.On 06/29/2021 borrower called in to make payment and states will call back to bring account current. On 06/30/2021 called in to make payment and confirmation  umber was provided. On XX/XX/XXXX Borrower called and advised address was needed to send loss draft check. On 07/15/2021 bororwer called in regarding payments being smaller on repayment plan. On XX/XX/XXXX borrower was called and advised claim check is pending deposit, once funds available will request initial disbursement. On XX/XX/XXXX outbound call was made to authorized party to advise waiting on deposit to become available for initial draw. On XX/XX/XXXX the borrower was called and advised receiuved documents from contractor and next steps contractor requested increase of intial disbursement. On 09/14/2021 Borrower called and set up ACH for October 15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments indicate XXX damage on XX/XX/XXXX and waiting for check to clear  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456975963	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021.  There was no customer contact from 01/01/21-03/03/21. The customer called in on 03/04/21 regarding the escrow shortage and discussed funds in suspense. 08/06/21 the borrower called to make a payment. 09/22/21 the customer verified information. 09/27/21 the customer called regarding the insurance policy. XX/XX/XXXX the borrower called in regarding an insurance check received IAO $X.XX. XX/XX/XXXX the borrower called in regarding an insurance claim. XX/XX/XXXX the borrower called in regarding loss draft claim and requested information about final inspection. XX/XX/XXXX the customer discussed escrow and insurance regarding the XXX damages. XX/XX/XXXX the customer discussed released funds and discussed repairs. Funds were released and endorsed. The claim was closed. 12/15/21 the customer requested the disbursement date to be corrected on the account. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456991729	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2021.  On 07/30/21 borrower called to make payment by phone and to discuss fees and late payments. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There is no evidence of the servicer attempting to contact the borrower during the review period.	12/31/2021	01/10/2022
456330066	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 8 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 7 times. On 01/04/2021 the borrower called wanted to know if the servicer got the previous payment. On 01/05/2021 3rd party stated trial payment check was on the way. On 01/12/2021 the borrower stated he sent out th etrial payment. On 03/02/2021 the borrower stated they did not receive docs. On 03/11/2021 the borrower stated he nor Atty received final mod docs. On 04/29/2021 the borrower stated he is not on the bankruptcy he is on the mod. The borrower was advised the need for the discharge to remove status. On 05/14/2021 the borrower called to make trial payment. On 06/28/2021 the borrower stated he was in the chapter XX that was just dismissed. On 07/12/2021 the borrower stated the payments were not being reported to the credit bureau properly.  There haven’t been any more attempted contacts between the borrower and the servicer since 07/12/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  There is a mod in the file completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 8 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 7 times. The loan is performing and is on time.	12/31/2021	01/14/2022
456030710	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2021.  On 1/6/2021 the Borrower called the Servicer regarding the escrow analysis and Servicer advised that it was under review. Borrower advised that they were not interested in the final modification but wanted their taxes reduced as they were being billed for 2 properties. .On 1/7/2021 the Servicer called the Borrower and the Borrower advised that they had already spoken to someone. On 1/8/2021 the Borrower called the Servicer and advised that they didn't want the modification and they wanted to taxes resolved since they were being billed for 2 properties.  On 1/12/2021 the Borrower spoke with the Servicer and advised that the taxes weren't correct.  Borrower advised that they need the escrow analysis done as they are paying for 2 properties and have been having alot of issues in which she was paying for a different property. Borrower indicated that they have been trying to resolve this since November. On 1/19/2021 the Servicer spoke with the Borrower and advised that they were past due 3 payments. The Borrower is disputing this as they had been paying for properties through taxes that they disagreed with. Servicer advised that they were working on the tax issue. Servicer advised that taxes were spread over 2 months and Borrower advised it was wrong and disconnected the call. On 1/25/2021 the Borrower spoke with the Servicer and advised that they had  called the county tax department and they were advised that the Servicer was charging the taxes incorrectly. The Servicer disagreed and advised to send a copy of the tax bill and they would review. On 1/28/2021 the Borrower called to discuss the insurance and the taxes and wanted to have the 3rd party discuss. 3rd party disconnected the call. On 2/2/2021 the Servicer called the Borrower regarding the past due payments. Borrower said that they were waiting for the taxes to be reduced and a new payment with revised escrow so that the additional parcel is removed.  On 2/9/2021 the Borrower called the Servicer and advised that they had sent in tax documentation. The Servicer confirmed that the taxes were paid quarterly and they were waiting until March for the new escrow. The Borrower advised that they couldn't pay the account until the issue was resolved. On 2/16/2021 the Borrower called the Servicer about the escrow. The Borrower said that they have payments saved but can't make the escrow payments until the account is adjusted. The Servicer advised that they were still due for 4 payments. On 2/17/2021 the Servicer called the Borrower who advised that they didn't need assistance, they needed the escrow account resolved. On 2/18/2021 the Servicer called the Borrower about the outstanding modification documents. The Borrower advised they wanted to get an update on the escrow issue. The call was disconnected. On 2/23/2021 the Servicer spoke with the Borrower who advised that they didn't want the modification and needs the escrow issue resolved. On 2/23/2021 the Servicer called the Borrower about the account and the Borrower said they would call back. On 3/2/2021 the Borrower called the Servicer about the escrow and the fact that they had not received a call from a manager. Servicer advised that they would let the manager know. Borrower requested an in person meeting. On 3/4/2021 the Borrower called to get an update on the escrow issue. Borrower advised that they received a bill for $XXXX but when they logged in the bill was $3XXXX and wanted to know why. On 3/15/2021 the Borrower called about the taxes and payment of $XXXX. On 3/19/2021 the Borrower called and said that they have been billed incorrectly for months, they can't afford the payments with the current escrow analysis and needed resolution. On 3/23/2021 the Borrower called the Servicer about the tax issue and if it had been resolved. The Servicer advised it was under review. On 3/24/2021 the Borrower called and said that they would sent the information regarding taxes again for the escrow analysis. On 3/25/2021 the Borrower called but no spanish agents were available to discuss the account. On 3/31/2021 the Borrower called and asked for a spanish agent and none were available. On 4/1/2021 the Borrower called and asked for a Spanish agent and none were available. The Servicer returned the Borrower's call on 4/1/2021 and advised that the tax issue was not resolved but for the Borrower to call back in a week. The Borrower called on 4/6/2021 regarding the taxes and Servicer advised that they were still under review. On 4/20/2021 the Servicer called the Borrower about the account. The Borrower asked if the escrow issues were resolved and the Servicer asked the Borrower to explain. The call was disconnected. On 4/21/2021 the Borrower's authorized a 3rd party to discuss the tax issue who said taxes were over paid and they should receive a refund. Servicer advised that they were working on the taxes with the county tax authority. On 4/26/2021 the Servicer called the Borrower who advised that they were over charged for taxes. On 4/27/2021 the Borrower called the Servicer and explained the tax situation again. and asked for an escrow analysis. On 5/7/2021 the Borrower called about the tax issue and the Servicer advised to send in documentation. On 5/17/2021 the Borrower called about the taxes issue and advised that it was not resolved. The Servicer transferred the call. On 5/20/2021 the Borrower called the Servicer regarding the escrow analysis and the Servicer advised that the taxes would decrease but not until 7/1/2021. On 5/27/2021 the Servicer called the Borrower for the modification documents. The Borrower advised they didn't want a mod but wanted resolution for the escrow. The Borrower advised that they would call in to pay to reinstate the loan and wanted the $XXXX surplus escrow check sent to her. On 6/2/2021 the Borrower called to bring the account current. The Borrower asked about the tax surplus and the Servicer advised that they would have to call the county to collect the funds. The Borrower called on 6/3/2021 to make a payment in the amount of $XXXXto bring the account current. The Servicer advised that they should send a money order overnight and Borrower confirmed that they would. On 6/11/2021 the Borrower called and said that the loan was current and wanted her $XXXX reimbursement for taxes overpaid. Borrower to call back. On 6/14/2021 the Borrower called the Servicer and requested the escrow refund. The Servicer advised to send a request in writing. On 7/1/2021 the Borrower called about the escrow refund and said that they only received $XXXX and wanted to know why. On 8/13/2021 the Borrower made a payment in the amount of $XXXX and advised that they were still waiting for an update on outstanding fees. On 12/14/2021 the Borrower called the Servicer and set up a payment in the amount of $XXXX along with auto drafts for the 10th of each month.  There has been no further communication with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456423461	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2021.  There was no contact prior to 03/22/2021. Borrower requested the prior servicer payment history on 03/22/2021. On XX/XX/XXXX borrower called to speak with loss draft department, on XX/XX/XXXX and was informed the check was returned and provided the next steps. Borrower also inquired on the delinquent letters and packages and associate inquired if they were impacted by COVID and borrower stated they pay every month and tried to make payment arrangements. Comment dated XX/XX/XXXX borrower inquired as to why the claim check has been sent back unsigned so they can cash it. Associate informed borrower this will be a monitored claim and payments will be disbursed in increments, on XX/XX/XXXX borrower called about the claim check and got upset regarding the transfers and hung up, on XX/XX/XXXX borrower inquired if claims check was received and was informed of the additional documents that were needed. Call received from borrowers’ lawyer on XX/XX/XXXX to see if borrower is eligible for self-repair as the settlement check is not enough to hire a contractor and was informed it would not be approved. Comment dated 06/17/2021 borrower was informed of the amount due, and borrower was firm that all payments have been made and requested the late charges to be waived and a payment dispute was cited, on 06/24/2021 borrower wanted to make a payment to bring loan current and on XX/XX/XXXX borrower set up ACH and wanted to check status of the loss draft claim. On 07/03/2021 borrower was informed of missing documents. Comment dated 07/13/2021 borrower scheduled payment and wanted a copy of the escrow analysis; borrower requested the lien waiver document on 07/14/2021. Comment dated 08/12/2021 borrower was informed documents received but still missing information, payment was scheduled on 08/16/2021 as borrower did not realize the ACH would start in September, 08/19/2021 borrower was informed of missing information on documents, XX/XX/XXXX still needing information for claim, on 09/02/2021, 09/09/2021 borrower was informed unable to verbally confirm with carrier what they are using for the settlement. Comment dated XX/XX/XXXX borrower wanted status as servicer was requesting a valid bid. On 10/06/2021, 10/13/2021 borrower called for check status. Verbal authorization received to speak with lawyer received on XX/XX/XXXX to follow up on claim check that was endorsed, XX/XX/XXXX the lien waiver was explained to attorney. Comment dated 11/03/2021 associate advised the letter received and will take 5 business days to verify the validity and on XX/XX/XXXX was informed the letter was denied and inspection of 50% is required to disburse more funds. On XX/XX/XXXX borrower was informed inspection to be ordered will take 5 business days and after completed should receive results in 4 business days, on 12/18/2021 borrower was informed inspection came back at 7%. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XXX repair  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456321527	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2021.  On 01/06/21 borrower called for autopay and promised to make payment online. On 08/31/21 borrower called and stated attempting to sell the home and requested payoff. On 10/05/21 borrower stated attempting to sell house and that there is a lien on property due to XXX and that spouse has ben sick. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There is no evidence of the servicer attempting to contact the borrower during the review period.	12/31/2021	01/13/2022
456643529	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2021.  On 02/09/2021 the borrower called in and property has incorrect address due to new development., servicer advised loan is going through final modification. On 02/18/2021 the borrower was called and borrower is still waiting on new modification documents, servicer will escalate situation to management. On 03/10/2021 the borrower was called and she stated notary has not returned call and will call her own notary. On 03/19/2021 borrower was called and stated notary couldnt take payments because they were too large, she is prepared to make 1st permanent modification payment. On 04/13/2021 the borrower was called but stated she was busy on the other line. On 04/21/2021 the borrower was called and she wants the servicer tostop calling because she is not behind on her payment because she started the loan modification. On 05/14/2021 the borrower was called and advised payment has been received and is now current. On 09/02/2021 borrower called about payment online shopwing pending, servicer advises to set up ACH.  On 11/22/2021 borrower called in and advised that there would be no negative credit reporting for forbearance and modification just completed, but credit report shows negative reporting. Service advised to send all negative credit corrections to borrowers email.On 12/09/2021 the borrower called in ad wanted to register online, servicer advised loan information not in at this time so cant register.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Comments indicate  Chapter XX bankruptcy is dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is 03/19/2021.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456939916	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021.  On 01/28/2021 the borrower called in to request loan origination date be changed. The borrower waas advised that the only way to do that is to refinance. On 02/04/2021 the borrower called and stated that she has not been reported to the credit bureaus since 2019. A ticket was submitted and the issue was resolved. There was no contact after 02/04/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/22/2022
456322735	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2021.  There was no contact from 01/01/21-03/28/21. On 03/29/21 the borrower called in for the 1098 form. The account has been performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456246594	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2021.  On XX/XX/XXXX borrower called to speak with loss draft department to see what was needed for insurance claim. On XX/XX/XXXX borrower called to speak with loss draft and hung up before call was transferred. On XX/XX/XXXX 3rd party called to check status of claim check. On XX/XX/XXXX borrower was contacted to check the status of repairs and was advised will be ready for inspection soon. On XX/XX/XXXX borrower called to speak with loss draft to get inspection done. On XX/XX/XXXX borrower stated inspector was taking pictures of the property and wanted inspection company information. On XX/XX/XXXX - XX/XX/XXXX borrower called regarding inspection process.  Borrower was upset that inspection was being done while repairs being completed. On XX/XX/XXXX borrower called to see what was needed for funds to be disbursed. Borrower was advised that documents have been reviewed and will be 5 business days from request. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456332701	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2021.  No contact prior to 1/14/21. On 1/14/21 the borrower called to make a payment. On 3/9/21 the borrower scheduled March's payment. On 4/7/21 the borrower scheduled a payment. On 5/7/21 the borrower made a payment and stated not being reported to the credit bureau, was advised to send in a dispute. On 12/13/21 the borrower called to make December's payment and stated name changed due to marriage, was advised to send in marriage license. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/11/2022
456049811	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2021.  On 01/07/2021 borrower attorney indicated borrower would execute mod docs if legal fees were waived. Curtailed income was cited as RFD. Mod inquiry on 01/20/2021. Modification completed on XX/XX/XXXX. On 02/08/2021 borrower called about escrow check being issued in their name only as borrowers are divorced. Borrower called on 02/16/2021 about fees on account. Servicer provided contact info to dispute. On 03/03/2021 borrower called about escrow. Borrower called about escrow analysis on 03/12/2021. Borrower called about escrow check being reissued on 03/29/2021. Escrow discussed on 04/08/2021. Borrower called about escrow on 12/09/2021. No subsequent contact. Loan current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/18/2022
456662672	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2021.  On 2/8/21 borrower 1 called in and did the deferral for the account. On 4/2/21 IBC called stating auto draft is set up and asked will they get a Late charge, advise no has until 16th before late charge is applied. On 10/14/21 B1 wanted to change ACH account, advise that change must be submitted 10 days before draft date. B1 understood. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/28/2021
456066859	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2021.  Contact made from 01/01/2021 through 12/01/2021 resulted in the borrower calling in to make month payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456664581	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2021.  There was no customer contact from 01/01/21-08/23/21. On 08/24/21 the customer called about the credit reporting on the account and was advised to send written request. On 09/15/21 the customer discussed the pay history on file. On 09/16/21 the customer called regarding loan information. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/21/2022
456030336	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2021.  There was no contact prior to 08/19/2021. Associate contacted borrower to complete the welcome and went over payment options providing the total amount due. On 08/26/2021 associate contacted borrower regarding their payment and borrower stated they will payment online this week. Comment dated 11/26/2021 borrower scheduled payment. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456386356	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period multiple outbound attempts were made to contact the borrower, but no contact was established.	12/31/2021	01/10/2022
456129166	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	01/10/2022
456405850	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2021.  No contact prior to 12/14/21. On 12/14/21 the borrower advised the property was being rented and the renters destroyed the property and the insurance will not cover it. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456832407	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2021.  On 01/11/2021 the borrower called to make sure that the ACH was sent up property and to confirm the maturity dated. There was no contact form 02/09/2021. On 03/31/2021 the borrower called in to speak with the insurance department.  From 04/01/2021 through 07/01/2021 there was no contact. Contact made from 008/01/2021 through 12/01/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456824602	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2021.  On 3/9/2021 the Borrower called the Servicer to see if the payment had been received after it was mailed. The Servicer advised that it had not and the Borrower asked about stopping payment. The Servicer advised to allow a few more days. On 4/15/2021 the Servicer called the Borrower regarding the account. The Borrower advised that they had failed a payment in the amount of $2,700.00. Borrower also requested account information and wanted to know who much was necessary to bring the account current. On 4/26/2021 the Servicer spoke with the Borrower who advised that they would call back with bank account information. On XX/XX/XXXX the Borrower called the Servicer regarding the insurance check they received and endorsement of the checks. The Servicer advised of the loss draft system and how to access and supply insurance claim information.  On XX/XX/XXXX the Servicer advised of documents necessary and the Borrower estimated the check at $X.XX which would be released upfront and then an inspection necessary for the remainder. On XX/XX/XXXX the Servicer noted received a a check in the amount of $X.XX for XXX damage with a date of loss of XX/XX/XXXX. On 5/26/2021 the Borrower called the Servicer and the Servicer explained missing documents.  Borrower advised that they would be sent in.  On 6/3/2021 the Servicer spoke with the 3rd party contractor about missing documents and 3rd party advised that they would be sent in. On XX/XX/XXXX the Servicer approved a release of funds in the amount of $X.XX. On XX/XX/XXXX the Servicer spoke with the contractor who advised that the necessary documents had been sent in. Servicer advised that a check had been mailed. On XX/XX/XXXX the 3rd party called to see if the check was mailed and the Servicer confirmed it was along with advising what was still missing for documentation. On 7/3/2021 the Servicer called the 3rd party about missing documents and the 3rd party wanted to know what needed to be done to have more funds released. The Servicer advised that the Borrower needed to request and the provide the reason why. On XX/XX/XXXX the 3rd party called about the release of funds and the Servicer advised that it was under review.  On XX/XX/XXXX the 3rd party called about release of funds and Servicer advised that it was pending inspection results. On XX/XX/XXXX the Borrower called about the inspection and advised that they had to be out of the rental property the following month and wanted to schedule the inspection. Servicer advised of timeframe for inspection to be scheduled. On XX/XX/XXXX the Borrower called and the Servicer advised that the inspection report had been received and the disbursement was requested. On XX/XX/XXXX the Servicer noted receipt of the inspection and to process the final disbursement. On XX/XX/XXXX the 3rd party called to get a status on the check disbursement. The Servicer advised that a check in the amount of $X.XX had been mailed to the Borrower. On 9/9/2021 the Borrower called and advised that they would make a payment online for payment in full. On 12/30/2021 the Borrower called the Servicer and made a payment in the amount of $1,341.11.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456840878	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2022.  On 04/14/2021 borrower called to make payment and servicer explained payment increase due to escrow analysis and increased taxes. Payment made from two bank accounts. ATP called 05/14/2021 about breach letter and said they made payment in April. Servicer indicated one payment was applied to account and the other to another account. Payment dispute cited as RFD. Servicer indicated would correct misapplied payment. ATP said third time its happened and requested compensation. Letter was submitted same date. On 06/08/2021 borrower made June payment and asked for response to request for financial compensation for financial, emotional and mental damages caused to family. Servicer response on 06/26/2021 indicated payment misapplication was corrected and denied customer request for compensation. Notes of 07/07/2021 indicated duplicate dispute letter received. Servicer response on 08/16/2021 recapped 06/26/2021 response. Notes of 08/26/2021 indicated duplicate dispute letter received. Servicer response on 10/05/2021 recapped both prior responses. Borrower called about escrow check on 10/13/2021. Borrower called to make a payment 01/13/2022. No subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/21/2022
456640954	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2021.  On 3/05/21 Called borrower and borrower advised they were impacted. Borrower called about disaster forbearance assistance. Advised borrower of how disaster forbearance plan option. Advise borrower that disaster plan is not a deferment and will be responsible to pay delinquent payments after plan is complete. Advise borrower no late charges during disaster FB plan. Borrower stated they had damaged to XXX and doesn’t know if a claim will be filed yet. Advised again to the borrower the plan is not deferment. Borrower denied the plan. No further contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/04/2022
456322078	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2021.  On 02/17/21 the borrower called in about misapplied funds advised payments reversed on the account. On 03/02/21 the borrower called in regards to credit reporting and to see if any documents are needed from them. On 05/27/21 the borrower called advised to send in reaffirmation documents. On 10/18/21 the borrower called regarding payment going up due to escrow shortage. On 11/12/21 the borrower called stated will be posting payments every month for escrow shortage tried to educate the borrower of the process borrower didn't respond well. Borrower upset about fees on the account. There was no contact established with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/19/2022
456241799	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2021.  There was no contact prior to 03/17/2021. Borrower called on 03/17/2021 as they were unable to access their online account to make payment and scheduled payment with associate. On 09/10/2021 associate contacted borrower regarding the natural disaster. Borrower informed they have been impacted with XXX damage, still living in the property and should return to work on Wednesday. On 11/19/2021 borrower authorized third party (ATP) their spouse. Spouse called on XX/XX/XXXX to report loss due to XXX. Associate informed of the loss draft process and spouse understood. Comment dated XX/XX/XXXX ATP called for status of the claim check and was informed they were mailed out on XX/XX/XXXX. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX starting XX/XX/XXXX-XX/XX/XXXX as cited on XX/XX/XXXX with property damage. Third party authorization for spouse for the life of the loan was received on 11/19/2021. On XX/XX/XXXX cites all insurance claim checks were endorsed and released.	12/31/2021	01/10/2022
456640730	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 5 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 6 times. On 01/06/2021 the borrower stated trial payments were made via ach. On 03/01/2021 The borrower called in stated she completed the mod trial payments wants to know the next steps. On 03/30/2021 the borrower stated has mod doc's signed and will send out today. Her question was if she send the pmt for pay with the doc's will her pmt be posted right away, adv yes it would. On 05/04/2021 the borrower called in asking why there was a $13 late attached to her May billing statement. Adv b1 that the charges were corporate adv fees. Explained to b1 what the fees entail. B1 adv that she has already filed a complaint w/ the CFPB. stated that this needs to stop and hung up the phone. On 06/29/2021 the borrower stated she was a tad upset she originally sent us an ACH request back in April. However she didn't send in all docs necessary to fulfill her request (the date and how much page was missing. The borrower said she will just continue making payments on her own via our website. The borrower was adv that's totally okay as the ACH is not set up anyway. There has been no more attempted contact between the servicer and the borrower since 06/29/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to contact the borrower 5 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 6 times. The loan is performing and is on time under a modification dated XX/XX/XXXX.	12/31/2021	01/10/2022
456748064	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2021.  No contact prior to 7/26/21. The borrower was advised the loan was pre-boarded on 7/26/21 and to check back in August to see if it has been completely boarded. On 8/13/21 the borrower called to make a payment. On 9/2/21 the borrower inquired about the late fees on the account. On 12/9/21 the borrower made a payment. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/14/2022
456632330	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2021.  01/01/21-02/07/21 there was no customer contact. On 02/08/21 the customer called in about 04:00 payment information. On 03/05/21 the borrower called in with payment issues and inquired what was due. Bi-weekly payments were also discussed. On 09/02/21 the customer called in to confirm payment. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456627902	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2021.  On 09/23/21 borrower made a payment. On 10/26/21 borrower called to update/correct property address. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Damage to XXX from XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456247591	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2021.  On 01/29/21 the borrower called in about trial mod agreement. On 02/26/21 the borrower called to make a payment. On 03/9/21 called the borrower advised decision process has started. On 04/01/21 called the borrower who wanted mod agreement explained worried about balloon payment they would owe in early payout. Advised borrower of options to proceed or reinstate, On 04/09/21 the borrower called to make a payment. On 08/13/21 the borrower called for mortgage clause and account number. On 12/03/21 Welcome call completed. There was no further contact with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456490948	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2021.  On 1/25/21 rec’d call from borrower that wanted to dispute their credit report. The borrower stated has a transaction on the 15th of this month confirm that we received 2 payments and show the loan just xferred over to us. On 2/2/21 rec’d call from borrower 1 wanted to get an update on the report on their credit report, customer wanted to speak with supervisor. On 2/3/21 spoke with borrower who said they were reported late on December for their credit report and wanted to speak with supervisor. On 8/26/21 customer wanted to speak to insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/14/2022
456529968	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2021.  There was no contact prior to 01/07/2021. Borrower called on 01/07/2021 regarding the service transfer and had questions regarding the active modification plan they had with prior servicer. Associate informed the plan shows active and borrower stated they would send the January trial payment this week, on 01/21/2021 associate informed borrower the information does not match their account regarding the trial and scheduled a call back. Account manager called borrower who stated they will try to find the agreement and was informed to continue to make payments until the get the final modification agreement. Borrower called on 01/29/2021 stating they did not receive the paperwork and will mail the January & February payment as they are unable to make online. Borrower called on 02/09/2021 stating they are weary about making payments, they had surgery and is on short term disability, mailed the January payment but has not cleared. On 02/11/2021 borrower complained they have not received call from their account manager, spouse had lost their job due to COVID, but is back working, was told payment was located and credited and associate escalated the issue to a supervisor. Comment dated 02/16/2021 associate explained to borrower what happened to the missing payment, and they should pay what the dialer is requesting until information from the prior servicer is received. Call received from borrower on 03/12/2021 wanting to know if they need to reapply and going over the same information that has been previously given. Comment dated 03/15/2021 borrower requested to speak with a supervisor as they have been calling for information for months and was told they would receive a call back in 30 minutes, on 03/22/2021 borrower inquired about the foreclosure letter they received, on 03/25/2021 associate went over the payment received by the current servicer and informed once the 3/1/2021 trial payment is received the final modification can run, borrower stated on 03/30/2021 they sent payment overnight and provided the tracking number. Associate confirmed the payment amount they should pay until the final modification documents are drafted on 04/06/2021. Comment dated 05/06/2021 borrower was informed of the modification terms with a balloon payment. Borrower stated they are unsure of the terms, not enough time for the paperwork, feels numbers are not correct and the payment, on 05/19/2021 borrower inquired why the system was not updated. Comment dated 10/12/2021 borrower stated they would be sending in payment in a couple of weeks, check the status of their insurance on 10/14/2021. On 11/29/2021 borrower stated they would make payment online today. Associate advised borrower on 12/09/2021 the loan is in pre-boarding and to allow 5-7 business days to fully board. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Chapter XX case #XXX was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456029966	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021.  There was no customer contact from 01/01/21-04/11/21. On 04/12/21 the borrower called in to confirm the total due and confirmed payment would be made on the account.  07/19/21 the customer called in to make the payment. 07/02/21 the customer confirmed the payment would be made on 07/23 and discussed general account information. 08/04/21 the borrower discussed escrow and escrow analysis information. 09/13/21 the customer called to confirm what was due on the account and requested an online password reset. 10/14/21 the borrower confirmed a death in the family and advised payment would be made at the end of the month. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/21/2022
456454453	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The only mention of bankruptcy is on XX/XX/XXXX when the Servicer noted that a BK discharge disposition review required no updates.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	01/10/2022
456765569	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2021.  On 03/24/21 borrower was advised of foreclosure sale date. Borrower stated contacted local HUD for assistance and waiting for response.  Borrower advised of trial mod and borrower promised to make payment via overnight mail. Borrower stated rfd as marital problems and covid. Borrower was advised foreclosure hold while on trial mod. On 03/30/31 borrower called for more information on how to send XXX. On 03/31/21 borrower stated accepting trial mod and stated tried to make payment but was not accepted.  Borrower was advised to give it a couple of days for account to be updated to make payment. On 04/02/21 called and said tried to make trial payment and did not go through and will try again tomorrow. On 04/05/12 borrower made trial payment by phone. On 04/08/21 borrower called with questions about loss mit determination and promised to returned the documents back signed via fax. On 04/15/21 borrower was advised documents received and foreclosure suspended. On 04/22/21 borrower was advised sale removed and status is trial modification. On 05/04/21 borrower made trial payment by phone . On 06/02/21 borrower made trial payment. On 06/16/21 borrower stated will get with mobile notary to sign documents and was advised of terms and balloon payment. On 06/23/21 borrower called for insurance department. On 07/02/121 borrower made trial payment by phone. On 07/08/21 borrower called to request an EA be ran. On 08/02/21 borrower called for payment amount due and billing statement. On 09/15/21 borrower made a payment. On 11/30/21 borrower was advised of payment due. On 12/14/21 borrower completed welcome call and made a payment. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/13/2022
456109991	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2021.  Borrower spouse made payment to bring account current on 06/28/2021. No subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456214534	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2021.  There is no borrower contact noted from 01/2021 to 02/12.  On 02/12 the borrower called in to say he would be making a partial payment by the end of the month.  On 03/16 the borrower called in to make a payment and stated they would call back the following week to make another.  The borrower did not want a forbearance.  The borrower called in on 08/06 to discuss the escrow shortage.  The borrower called in again on 08/13 to request an escrow increase due to payment increase.  During this period the borrower has also made consistent web payments to keep the account performing and the loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 11/01/2011.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456794515	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2021.  There was no contact for 01/2021. Contact made for 02/2021 through 03/01/2021 resulted in the discussion of a possible modification. Contact made from 05/01/2021 through 06/01/2021 resulted in the borrower making monthly payments. On 05/18/2021 the borower called to make a payments. On 08/27/2021 the borrower called regarding outstand mod docs and wanted to check the status. Contact made from 09/2021 resulted in the borrower requesting escrow surplus to be applied toward payments. On 12/23/2021 the borrower called in a d mad a payment in the amount of $XXXX. There was no further contact
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/03/2022
456324442	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2021.  No contact prior to 1/20/21. On 1/20/21 the borrower advised will be sending documents being requested. On 2/3/21 the borrower was advised of missing documents and stated would send them in by 2/25. On 2/17/21 the borrower called to get a list of the missing documents. On 2/23/21 the borrower wanted to know the status of the account, was advised the expiration date of the demand letter and the missing documents. On 3/2/21 the borrower called for the account status, was advised in foreclosure as loss mitigation documents were not received in time. On 3/9/21 the borrower called to inquire if the documents were received but was advised not as of yet. On 3/15/21 the borrower was advised a document was not signed so will have it signed, the process was discussed. On 3/22/21 the borrower called for the loss mitigation status, was advised of missing documents. On 3/29/21 the borrower was advised again of missing document. On 4/7/21 the borrower was advised missing profit and loss document. On 4/12/21 the borrower was advised of the process. On 4/21/21 the borrower was advised of the process again. On 5/5/21 the borrower called for modification status and stated sent all documents requested. On 5/26/21 the borrower advised has the reinstatement amount and will be in by 5/28. On 6/2 /21 the borrower inquired if reinstatement was received, was advised received 5/28. On 6/14/21 the borrower stated sent June payment, was advised not yet received. On 7/6/21 the borrower was advised July payment is due. On 7/15/21 the borrower advised made a payment through the bank. On 9/8/21 the borrower advised made payment on 8/26. On 10/19/21 the borrower requested the statements be mailed. On 12/27/21 the borrower called in regards to a 404 letter. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/10/2022
456288128	3	[3] Asset Documentation - Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2021.  On 1/13/21 borrower call but the LOA doesn’t have signature, borrower going to contact Atty so they can send in. On 1/25/21 Borrower called in went over MOD docs. Advised payment amount 1414.40 – mod docs generated with wrong due date. Borrower needed to pay November, December, January. On 3/1/21 Borrower called in and we couldn’t verify, and we couldn’t complete verification because they couldn’t confirm the appropriate mailing address. On 3/22/21 Borrower inbound, borrower made up missing payments. On 4/13/21 Borrower 1 called in, informed borrower 1 that in final modification process, escrow is reviewed to determined if enough is being collected. On 4/19/21 Inbound call borrower requesting a XXX copy of MOD docs. Informed borrower 1 MOD docs cannot be FedEx to him per Atty representation. B1 advise they are going to try and meet executed MOD docs deadline. On 5/17/21 Borrower called in and setup phone pay dated 5/17/21 for $XXXX. On 6/15/21 Borrower needs their statements and other documents are sent to their property address, as they have not been getting documents/statements there. On 7/14/21 Borrower said was told wouldn’t have late fees – had not gotten statements for months – they went to wrong address, and they said they have been getting different amount VIA automated system and couldn’t access account online to see what to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue identified: Other
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	01/12/2022
456173637	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2021.  There was no customer contact from 01/01/21-02/15/21. On 02/16/21 the borrower discussed general account information. There was no further contact as the account has been performing for the months reviewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	05/17/2021
456228047	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2021.  On 01/12/21 borrower called to check the status of the modification review. On 02/19/21 borrower called to go over the modification status. On 03/24/21 borrower called and made a promise to make payment on 03/26. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/23/2021
456208109	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The loan is currently performing with no indication of contact made to reach the borrower.	12/31/2021	08/13/2021
456986104	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2021.  There was no contact prior to 03/13/2021. Borrower scheduled payment on 03/13/2021. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/08/2021
456658877	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2021.  On 01/29/21 borrower called and stated will make a payment on the 16th.  Borrower stated lost job and not available for assistance until March.  Borrower not interested in assistance. On 03/29/21 borrower made a payment. on 04/29/21 borrower called to discuss account. On 05/14/21 borrower made a payment by phone and was advised  can pay extra overtime. On 06/30/21 borrower called to make payment. On 08/05/21 borrower called to make payment. On 09/15/21 borrower stated will call back tomorrow. On 09/17/21 borrower made a payment by phone. On 10/20/21 borrower made a payment by phone. On 11/18/21 borrower called to make payment. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
456569682	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2021.  On 1/4/2021 the Borrower called the Servicer regarding the pending payment processing date. The Servicer advised that it would be processed the same day. On 3/11/2021 the Servicer spoke with the Borrower regarding the payment and the Borrower advised that they would call back the following week to make the payment. On 3/16/2021 the Borrower called the Servicer and made a promise to pay for 3/23/2021 in the amount of $XXXX. On 4/9/2021 the Servicer spoke with the Borrower regarding the bankruptcy and advised that they would need to reaffirm the loan for credit reporting to start. On 4/13/2021 the Servicer received a written dispute regarding credit reporting and noted that the Borrower was disputing credit not being reported. The Servicer noted the credit was not reported due to the Chapter XX discharge. A letter of resolution was sent to the Borrower on 5/8/2021. On 7/12/2021 the Servicer spoke with the Borrower who advised that they would make the payment. On 10/11/2021 the Borrower, along with a finance company, called the Servicer to inquire why they were not being reported to the credit bureau. The Servicer explained and the Borrower advised that they would check with the court to send the requested documentation. There has been no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The only mention of bankruptcy is when the Servicer addressed the Borrower's complaint regarding credit reporting. The Servicer indicated that the credit reporting was not done on a non-reaffirmed Chapter XX discharged bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
456150334	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2021.  On 01/12/2021 the mortgagor called in  with time frames of being at the employer, no exact dates known and promised to pay $1701.77 on 01/28/2021. On 02/02/2021 borrower called in to set up payment for 02/25/. On 03/11/2021 called in and set up a promise to pay. On 04/12/2021 the borrower called in for 1098. On 05/05/2021 the borrower called in set up promise to pay. On 06/07/2021 the servicer processed a payment for borrower. On 07/12/2021 the borrower called in and set up payment. On 09/06/2021 the borrower stated will make payment on time . On 11/15/2021 the borrower called in to advise 5k was increased on his credit report., servicer advised he is reporting as current but doesn't show 5k increase to credit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
456759112	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2021.  Borrower made promise to pay on 01/11/2021. On 04/28/2021 borrower provided authorization for third party. Third party called on 05/04/2021 for delinquency info. Credit dispute received 05/12/2021. On 05/21/2021 third party called about mod. Third party called about mod docs on 05/27/2021. Mortgage assistance discussed with third party on 06/04/2021. Credit dispute received 06/09/2021. On 06/11/2021 third party called for status. Credit dispute closed 06/18/2021. Account discussed with third party on 06/18/2021. Third party called for status on 06/28/2021. On 07/02/2021 third party was advised of deferral approval. Borrower accepted deferral on 07/06/2021. On 07/08/2021 borrower confirmed servicer had received deferral agreement. Deferral was completed 07/21/2021. On 10/12/2021 borrower called to confirm October payment had been received. No subsequent contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
456680294	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2021.  There was no contact prior to 05/20/2021.Contact was made on 05/20/2021, however the borrower stated that it was not a good time to talk. On 05/31/2021 the borrower made a payment in the amount of $XXXX.. From 06/01/2021 through 12/21/2021 there was no contacts or attempts. On XX/XX/XXXX the borrow e called to file a claim for XXX due to XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary dated XX/XX/XXXX reflects XXX damage due to XXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
456152334	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021.  On 02/19/2021 mortgagor 1 called in to request loss mitigation review and reinstatement quote. On 03/02/2021 mortgagor 1 and her sister called in and is going to get documents sent in as soon as possible and servicer provided wire information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
456562176	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2021.  On 06/25/21 borrower called about payment change and new insurance. On 08/30/21 borrower called in about account and was advised $500 going towards next payment. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Servicer did not attempt to contact the borrower during the review period.	12/31/2021	12/24/2021
456820744	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	12/06/2021
456495347	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.	12/31/2021	12/19/2021
456455459	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2021.  On 01/26/21 The borrower called promised to pay. On 01/28/21 the borrower called to make payment. On 03/10/21 the borrower called to make a payment. On 04/24/21 the borrower called for assistance and promised to pay. On 06/04/21 the borrower called discussed missing documentation. On 07/07/21 called the borrower discussed missing documentation. On 07/13/21 authorized third party called advised to allow 30 days for a decision. On07/19/21 authorized third party called advised of bank wire in the amount of 21,301.00 On 07/20/21 the borrower called advised need full reinstate amount borrower promised to send. On 07/257/21 the borrower called about account advised account current. On 08/04/21 the borrower called promised to pay. On 09/10/21 The borrower called to make payment advised to speak with attorney borrower stated account is not attorney contact only. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/15/2021
456717959	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021.  No contact prior to 1/26/21. The borrower called on 1/26/21 stating made three payments for January, February and March. On 3/26/21 the borrower requested the escrow be removed from account. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	09/14/2021
456805008	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2021.  During the review period of 01/01/2021 through 12/31/2021 the lender attempted to reach the borrower 5 times, the answer machine picked up. The borrower did not attempt to call the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 01/01/2021 through 12/31/2021 the lender attempted to reach the borrower 5 times, the answer machine picked up. The borrower did not attempt to call the servicer. During the review period of 01/2021 the loan was 30 days late. 02/2021 through 12/2021 the loan was on time and performing.	12/31/2021	11/04/2021
456563838	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2021.  On 01/06/2021 ATP called about mod agreement. Foreclosure status and mod discussed 01/13/2021. On 01/20/2021 borrower was advised of mod approval and made promise to pay. ATP called 04/13/2021 about mod agreement. Modification was processed 04/16/2021. Borrower called to discuss account on 06/15/2021. No subsequent contact. Loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/17/2021
456456792	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021.  On 1/29/2021 the Borrower called the Servicer and advised that they were trying to clean up the credit and wanted to see if the Servicer could change the past credit reporting. On 10/8/2021 the Servicer received a written credit bureau dispute. On 10/13/2021 the Servicer noted a credit bureau correction. On 10/22/2021 the Servicer sent a dispute resolution letter on the account.  There was no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX the Servicer sent a late fee waiver offer on a delinquent modification account. The date of the modification was not available in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/19/2021
456664539	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2021.  On 02/09/21 the borrower called promised to pay. On 02/18/21 the borrower called advised haven't received check fro XXX do to audit stated will send in documentation. On 02/26/21 the borrower called promised to pay. On 05/27/21 the borrower called to make payment unable to cure the account at this time. On 06/30/21 the borrower called discussed streamline offer and repayment plan advised of [possible foreclosure. On 07/15/21 the borrower called request 1098 for 2019. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
456597168	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There was no contact or attempts during the review period. The loan was current throughout the review period.	12/31/2021	12/29/2021
456409772	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2021.  On 03/01/21 borrower called about her credit and stated it was reported that account was closed and brought score down. Borrower was advised of payment due and last time credit was reported due to covid. On 08/26/21 borrower called and requested most recent modification documents. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/19/2021
456008013	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2021.  There is no borrower contact noted from 01/2021 to 06/25/2021 when the borrower called in to request help to access the website.  There is no further borrower contact between 06/25/2021 and 12/31/2021.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/14/2021
456457767	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2021.  On 02/20/2020 borrower called to make 2 payments, servicer advised due to foreclosure partial payments can not be accepted. On 04/16/20 borrower called in  regarding denial for modification, borrower wanted understanding or repayment plan due to income. Servicer advised can appeal decision.On 05/16/20 borrower called in to make payment, servicer advised cant accept payment at this time. On 05/26/2020 borrower called in to make payment and advised she would speak to attorney on file. On 05/28/20 borrower called in to schedule payment. and servicer could not due to loan status. On 06/11/20 servicer  advised account is under foreclosure and system wont accept payments over the phone. On 08/01/20 Borrower called in and requested payment application  and apply to Septembers payment. On 09/05/20 the borrower called in  servicer advised next payment for October and explained payment adjusted made on 08/18/. On 07/14/2021 The borrower 1 returned call received, made a payment and discussed account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is XX%.  The modification maturity date is unavailable.  Modification details on XX/XX/XXXX, mod was processed on XX/XX/XXXX. Mod terms in place on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/30/2021
456745396	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2021.  Borrower called on 05/07/2021 because they had damage at property. No subsequent contact. Loan was current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
456626092	3	[3] Delinquent Taxes-: Due in the amount of [3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2021.  On 1/5/2021 the Servicer noted a credit bureau dispute. On XX/XX/XXXX the Borrower called to advise that they were not able to send proof of the payment as they are not in the home due to XXX. The Servicer advised that the proof of payment from 6/2019 was necessary to bring the loan current. On 2/2/2021 the Servicer called the Borrower who advised that they were not due for the January payment and disconnected the call. On XX/XX/XXXX the Servicer spoke with the Borrower who advised that they had sent a check for the XXX claim and were waiting for the contractor to give them documents to that they could send the check again. The Borrower also said that they were not late and that they had always made a payment before the grace period. The Servicer tried to explain that they were delinquent a month and the Borrower said it the payment was sent to the previous Servicer. The Borrower requested a lien waiver be sent to the contractor and the call was transferred to the insurance department. On 3/26/2021 the Borrower spoke with the Servicer regarding the account. The Borrower said that they had mailed a money order to the prior Servicer. The Servicer advised that they had not received a payment after 6/2019 and that the Borrower should find out where the money order went to find the funds. The Servicer advised the Borrower of delinquent taxes and advised that taxes were not escrowed. The Borrower made a promise to pay for 3/29/2021 in the amount of $XXXX. On 5/7/2021 the Servicer called the Borrower and the Borrower answered but disconnected the call.  There has been no further contact with the Borrower. On 10/6/2021 the Servicer noted that they were suppressing all negative reporting per multiple disputes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX the Servicer sent a late fee waiver offer on a modified loan. The terms of the modification were not available in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called that the home was destroyed by XXX and the prior Servicer never confirmed that they had XXX when the XXX occurred on XX/XX/XXXX. Borrower advised that they were waiting for someone to come to the home for the damages and that they had just cancelled the homeowner's insurance when the XXX occurred. On XX/XX/XXXX the Servicer spoke with the Borrower who advised that they hadn't been in the home since XX/XX/XXXX due the the home being impacted by XXX. The Servicer called the insurance department for clarification if there was insurance and found none. On XX/XX/XXXX the Borrower advised that they were not living in the home due to XXX. On XX/XX/XXXX the Borrower advised that they were not in the home due to XXX. On XX/XX/XXXX the Borrower advised that they sent a check for a hazard claim and were waiting for the contractor to give them the documents to send the check again. There has been no further contact with the Borrower, the insurance company or funds received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/19/2021
456956320	3	[3] Property Damage - Neglect - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2021.  From 01/01/2021 through 10/05/2021 there was no contact or attempts. On 10/06/2021 the borrower called and stated that he will make a payment on 10/15/2021
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower stated that he had XXX. No further information provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/10/2021
456406091	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2021.  On 02/24/21 authorized 3rd party requested assistance options. 3rd party was advised of modification and verbal repay plan. 3rd party promised to make February payment the 1st of March. On 06/14/21 borrower promised to make payment 06/15. On 12/23/21 borrower called to discuss the account. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/28/2021
456378105	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2021.  Borrower made promise to pay on 02/19/2021. Borrower made promise to pay 04/16/2021 and said had XXX. Borrower made promise to pay 05/20/2021. On 07/09/2021 borrower made promise to pay and said would address late fees at a later date. Borrower made promise to pay 08/19/2021. Borrower made promise to pay 11/11/2021. No subsequent contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/21/2021
456551550	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2021.  There was no contact prior to 03/12/2021. Borrower stated they would bring account current by end of March, as there was a mix up with a check and did not get paid until today and declined assistance. On 04/02/2021 borrower scheduled one payment, declined the repayment plan and informed they would be making another payment in 2 weeks and on 04/09/2021 borrower returned a missed call where the associate explained ACH and borrower stated they can’t do that as they are waiting for their check in the mail. Comment dated 04/21/2021 borrower scheduled the April payment and set up the ACH for payment plan. Borrower stated on 06/15/2021 they intend to keep lenders placed insurance. On 07/16/2021 borrower called to discuss ACH scheduled and reason for calls. Borrower called on 09/09/2021 to go over their payment plan and when it ends. Associate informed borrower payment plan scheduled to end in October. Comment dated 12/03/2021 borrower inquired about the ACH and was informed it is scheduled to come out on 12/04/2021 and on 12/08/2021 borrower set up the ACH for 12/10/2021, on 12/09/2021 and 12/17/2021 borrower informed they uploaded a new homeowners insurance policy on 12/14/2021 borrower scheduled 2 payments with associate waiving 2 late fees. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX declared on XX/XX/XXXX cited on XX/XX/XXXX.	12/31/2021	12/19/2021
456195761	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	12/15/2021
456203574	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021.  No contact prior to 3/12/21. On 3/12/21 the borrower called in regards to the escrow shortage and why two analysis were done this year. On 8/26/21 the borrower called in regards to a double payment. On 8/31/21 the borrower called for the account status. The borrower was advised the refund will take 10 plus business days and stated needs it as soon as possible. On 9/1/21 the borrower called in regards to the turnaround time for the payment reversal. On 9/2/21 the borrower called again about the refund check, was advised it was sent overnight and given the check number. On 9/15/21 the borrower made a payment. On 10/21/21 the borrower made a payment. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/29/2021
456576755	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a FEMA disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2021.  Notes of XX/XX/XXXX indicated XXX disaster area due to XXX. On 02/17/2021 borrower called about setting up ACH. Notes of XX/XX/XXXX indicated XXX disaster area due to XXX. On XX/XX/XXXX borrower called to report damage to XXX. Borrower called about claim check endorsement on XX/XX/XXXX. Borrower called about claim check on XX/XX/XXXX. No subsequent contact. Loan was current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX borrower reported XXX claim for damage to XXX. Borrower called about claim check on XX/XX/XXXX and XX/XX/XXXX. No resolution indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/20/2021
456128276	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: No contact made with the borrower, within scope.	12/31/2021	12/20/2021
456780302	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2021.  The borrower made payments over the phone on 01/12 and 02/04/21.  The borrower called in to verify their daughter and discuss payments, XXX damage, payoff amounts and authorized parties on the account.  The borrower continued to make payments on 04/05, 05/14, 06/25, 07/14, 08/20, 10/07, and 11/13 and 12/14.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/28/2021
456329451	3	[3] There is evidence of property damage. [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2021.  01/20/21 the customer called to discuss the account  and requested assistance with online access. 04/15/21 the borrower discussed payment draft date. 06/15/21 the customer inquired about inline account information. 09/14/21 the borrower called in stating the home had damages.  10/05/21 the customer inquired about endorsing and having funds released in order to pay for repairs. 12/27/21 the borrower discussed deferred principal balance. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX the borrower reported XXX damages in the home. It appears a claim was filed and the customer is awaiting funds to be endorsed and released.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/27/2021
456203561	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2021.  On 09/02/2021 the borrower called in to get 1098 for 2019 and servicer advised of the mobile app.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/22/2021
456711065	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	12/31/2021	06/03/2021
456064576	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2021.  On 01/26/21 the borrower called discussed topic tracker items. On 02/10/21 the borrower called walked through website for mod agreement. On 03/31/21 the borrower called discussed mod and will start May. On 10/08/21 the borrower called promised to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/04/2021
456544655	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2021.  Notes of XX/XX/XXXX indicated property in XXX disaster area due to XXX. On 04/27/2021 borrower called about escrow shortage and said would make payment online. On 11/04/2021 borrower asked about forbearance and servicer said account did not qualify for forbearance. No subsequent contact. Loan has been current throughout review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/29/2021
456246701	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2021.  No contact prior to 02/19/21. On 2/19/21 the borrower stated was receiving late fees when the renters weren't paying and should not have been. On 5/14/21 the borrower called to advise of name change, was advised to send in marriage certificate. On 6/23/21 the borrower requested a credit or the late fees but was advised it was not possible. On 7/7/21 the borrower called for insurance provider information. On 11/18/21 the borrower called for the late fees to be waived, was advised denied due to late fees are from prior servicer. No further contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
456284515	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2021.  On 03/26/2021 the borrower states she is not able to make payment this month, due to tenant not paying. On 04/09/2021 The borrower called and is wanting a deferral and was not told could not do deferral at this time. On 04/12/2021 the borrower called in and servicer advised payment has not been returned as of now.  the servicer advised On 04/15/2021 borrower called to state payment has been returned, servicer advised she will be due for April. On 04/16/2021 stated that her banking has made errors on her account stopping the payment and funds have been reversed. On 05/05/2021 the borrower called in and wants to be removed from ach, servicer advised 2 days before the draft.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/19/2021
456723990	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021.  On 02/09/21 borrower called for online assistance to download documents. On 03/01/21 3rd party called for VOM. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/30/2021
456573261	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2021.  There is no borrower contact noted from 01/01/21 to 08/25 when the borrower called in to discuss the increase in payment amounts.  There has been no noted contact from 08/25 to 12/31/21.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/03/2021
456378696	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2021.  There was no contact prior to 02/26/2021. Borrower called on XX/XX/XXXX stating they had some XXX damage-home repairs they had to pay out of pocket, had no technology or internet services, suffering a hardship and requested a due date change form. Associate offered to open a review and borrower stated they would speak with spouse. On 07/07/2021 borrower called to discuss the payment increase and stated they would make payment on 07/08/2021. Associate explained due to missed escrow payments and new analysis increased the monthly payment. Comment dated 08/04/2021 borrower stated spouse is in a protection program and needs their name kept off letters not off the loan and promised to make payment on 08/10/2021. On 10/05/2021 borrower called stating they sent check by mail on 10/04/2021 and wanted to set up an auto pay. Associate informed they would need to wait until the check comes in and reflected on the account as they would run risk of being double charged. Borrower also stated spouse is showing a balloon payment on their XXX credit report and associate provided the deferred balance amount. Borrower scheduled payment on 02/26/2021, 03/29/2021, 04/07/2021, 05/03/2021, 06/09/2021, 09/09/2021 and on 12/13/2021. There was no further contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	12/13/2021
456195518	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2021.  On 01/26/21 The borrower son called advised borrower has passed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	12/31/2021	11/08/2021
456351020	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2021.  The borrower called in on 03/11/2021 to discuss a forbearance repayment plan for 3 months.  On 03/29 the borrower called in to discuss an escrow shortage.  On 04/22 the borrower called in to discuss the online website and make a payment.  On 05/06 the borrower had completed a covid questionnaire for submission.  The borrower made regular payments until the next contact on 07/01/21 when the borrower stated they would send in a death certificate for the other borrower.  The borrower again made regular payments in until calling in to make a payment.  The borrower then continue to make payments throughout the review period.  The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/21/2022
456364518	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2022.  04/08/21 unauthorized 3rd party called in and stated SII has passed away and was advised to send copy of death certificate. 3rd party stated she had been making payments and wanted loan status and was advised could not discuss account until proper authorization is established. On 06/31/21 unauthorized 3rd party called to speak with supervisor regarding SII and stated trying to get former SII sons to be listed as the SII. On 12/29/21 atp stated still caught up in the estate and will send in documentation once completed. On 01/21/22 3rd party stated estate still tied up and working with attorney to finalize. No further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/21/2022
456101796	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2022.  On 02/22/2021 modification and docs needed for review were discussed. COVID workout also discussed. Cancer/medical bills cited as RFD. Borrower called for status 03/01/2021. On 03/12/2021 mod trial was discussed. Borrower called about payment change 03/15/2021. Borrower made a payment on 03/26/2021. On 04/01/2021 borrower called to confirm payment. Borrower called to discuss mod on 04/30/2021. On 05/08/2021 borrower called about insurance. Workout discussed 05/20/2021. Mod docs discussed 05/28/2021, 06/02/2021 and 06/08/2021. Borrower said would send mod docs on 06/17/2021. Borrower made payment 06/18/2021. Borrower said mod docs were mailed 06/19/2021. Mod docs discussed 06/24/2021. Mod processed XX/XX/XXXX. On 07/22/2021 borrower made promise to pay. Borrower made promise to pay on 08/27/2021, 10/01/2021 and 11/10/2021. Account discussed on 01/24/2022.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/24/2022
456118665	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021.  02/12/21 the customer verified resumption of payments in March. The repayment option was also discussed. 02/17/21 the borrower confirmed bank statement was on file for review for a possible deferment. 02/23/21 the customer called to make a payment. 04/12/21, 05/13/21, 05/8/21, 07/08/21, 08/17/21, 09/13/21, 10/12/21 the customer made a payment and confirmed best contact information. 11/01/21 the customer discussed the loan status and discussed getting a lower interest rate. 12/13/21and  01/12/22 payment was made. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  mentions of XXX on the account, however, there is no evidence of a claim being filed or damages will be repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456815220	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2021.  Commentary from 02/2021 through 03/2021 resulted in the borrower  requesting a forbearance extension. Commentary form 04/2021 reflects the borrower calling to discussing missing payments and a possible deferment to get back on track. Commentary from 05/2021 07/2021 resulted in the review and collection of modification documents. On XX/XX/XXXX the loan was modified. On 09/10/2021 the borrower called in to make a payment in the amount of $XXXX. On 10/12/2021 the borrower called to get information on modification terms. On 11/12/2021 the borrower made a payment for $XXXX. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456052007	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2021.  On 02/12/21 the borrower called needed forbearance extended. On 03/09/21 called the borrower who advised default still needs forbearance. On 05/11/21 called the borrower discussed default and current situation. On 07/12/21 called the borrower processed payment. On 08/09/21 called the borrower processed payment. On 09/13/21 the borrower called promised to pay. On 11/04/21 the borrower called postdated payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456220828	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2021.  On 02/11/2021, called and spoke to borrower regarding intention towards property. Borrower stated the Bankruptcy allowed the Mod to go through. Agent stated found the Motion, under a Forbearance and payments resume on 04/01. On 03/02/2021, borrower returning call. Agent reviewed missing Loss Mitt docs. On 03/30/2021, borrower calling to check on status of Mod. On 04/05/2021, borrower called stated the August and September payments were made to prior Servicer and would like to go through prior Servicer History. On 04/08/2021, Borrower called and schedule a payment for $1,302.15. On 04/20/2021, borrower called for an updated status of account and scheduled a payment. On 04/27/2021, called and spoke to borrower and advised the dispute 11/1 payment was not paid and explained Corp. fees. When loan was transferred, they were behind. Borrower stated will make payment 04/30 and another in 2 weeks. On 05/04/2021, borrower called for status of account and scheduled a payment. On 05/20/2021, borrower called following up on escrow account. On 06/15/2021, borrower called to schedule a payment. On 07/01/2021, borrower called for status of account, billing Statement showing 2 payments due. Agent advised only 1 payment due. On 08/16/2021, borrower wanted to know why account not being reported to Credit Bureau. On 11/11/2021, borrower checking on account showing pending Mod. No further contact with borrower, loan was performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/29/2022
456958889	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021.  On 02/09/2021 borrower called about claims letter. On XX/XX/XXXX borrower said they would have contractor provide paid in full statement. Notes of XX/XX/XXXX indicated 100% inspection and final claim funds disbursed to borrower. No subsequent contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/06/2022
456565282	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2022.  The borrower called in on 02/16 to review the the end of the forbearance.  As of 04/14 the borrower called in a payment.  The borrower continued to call in payments on 05/14 and 05/15 as well as 06/15.  The borrower was called  on 07/20 and stated he would make a payment when he called back, this was done on 07/22.  On 08/11 the borrower was called to discuss Covid and say he would need to check with his bank before making a payment.  On 08/31 the borrower called in to make a payment stating he was hospitalized creating a hardship.  On 10/11 the borrower called in to request assistance with short term disability for the next 6 months during which he would only be able to make 2 months worth of payments.  On 10/15 the borrower make a payment.  On 11/29 and 12/30 the borrower make another payment.  The borrower called in again on 01/28 to schedule payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456947488	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2022.  There was no contact prior to 5/27/2021. On 5/27/2021, the Borrower called in with issues making a payment online. The Borrower was advised of the website address. On 12/1/2021, the Borrower gave one time authorization.  The call was regarding a XXX in the home, and they stated 2 checks were received.  The loss draft address was given. On XX/XX/XXXX, it was advised that an Adjuster's Report was needed to proceed with the claim. On XX/XX/XXXX, an authorization form was discussed and it was advised that the second copy of the Adjuster's Report had not yet been received. On 1/19/2022, it was advised that the documents have been received and it can take 7-10 days to review. On 1/25/2022, the Borrower advised that no carrier was willing to insure the home, loss draft advised to allow 10 days for processing. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments indicate XXX damage.  The claim is currently in process and the borrower was advised to allow time to process.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456180093	3	[3] There is evidence of property damage.

[2] Occupancy - Tenant Occupied

[2] Property is located in a FEMA disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2022.  On 02/17/2021 the borower authorized a payment in the amount of $2000.00. The borrower also requested a deferment  On 02/19/2021 a 2 month deferral was approved. Contact made from 03/2021 through 05/2021 resulted in the borrower making payments. There was no contact from 06/2021 through 07/2021. On 08/09/2021 the borrower called to inquire about corporate advance fees and promised to pay for 08/16/2021 was confirmed. On 09/18/2021 the borrower authorized 4 payment sin the amount of $XXXX each form 09/2021 through 12/01/2021. The borrower also stated  that they had XXX damage as a result of XXX. On 10/01/2021 the borrower called and was transferred to the Insurance Department. On 11/25/2021 and 12/31/2021 the borrower  indicated that they still have not resolved insurance issue with the carrier. On 01/07/2022 the borrower promised to make a payment before the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary dated XX/XX/XXXX reflects XXX damage due to XXX. There is no evidence that the repairs have been completed. Borrower has ben unable e to provide a copy of the denial letter.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/29/2022
456800172	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2021.  No contact made with the borrower from 02/1/221 through 05/11/2021. On 05/12/21Borrower stated check mailed and will check with bank if has been cashed. No further contacts made till the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456090188	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2022.  On 11/15/21 borrower called to make payment by phone. On 12/15/21 borrower called to make payment. On XX/XX/XXXX and XX/XX/XXXX borrower called to see where to send claim check for endorsement. On 01/11/22 borrower called for update on claim check that was sent in.  Borrower stated check was sent via regular mail. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456873766	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2021.  Contact made from 02/2021  through 04/2021 reflects the request, discussion and collection of documents for a deferral. On XX/XX/XXXX a XX month deferment was processed.  Contact made from 05/2021 through 08/2021 resulted in the borrower authorizing payment by phones for monthly payments. There was no contact from 09/2021 through 10/2021. Contact made for 11/2021 resulting in the borrower requesting and being approved for a 1 month deferment due to XXX damage. A claim was filed  a loss draft check in the amount of $X.XX was received. On XX/XX/XXXX the 1st draw was issued in the amount of $X.XX. Final draw in the amount of $X.XX was sent on XX/XX/XXXX. There was no contact after 11/29/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456518329	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	01/31/2022	02/08/2022
456227665	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2022.  No contact prior to 2/10/21. On 2/10/21 the borrower was advised of payment increase if does a modification in which the borrower cannot commit to, other options were discussed with the borrower and a request was put in for a possible repayment plan. On 2/26/21 the borrower called for the status pf the prior request. On 4/7/21 the borrower called in regards to workout options and does not pre qualify for a loan modification, the borrower stated was not interested in a short sale or deed in lieu so did not want that option. The borrower asked for 14 payments to be deferred but was told unable to do so. On 4/16/21 the borrower called in regards to getting the 14 payments deferred but was told does not qualify for a deferment. On 4/19/21 the borrower asked for a forbearance extension and was advised a request will be put in. The borrower advised not working and neither is the spouse. On 4/21/21 the borrower inquired about the forbearance request, was advised no workout options available. On 6/1/21 the borrower asked for a deferment again and was advised a request would be put in. On 6/4/21 the borrower asked for 7 payments to be deferred and would pay the remaining balance but did not want to provide the financials to the representative. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/09/2022
456985959	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2021.  There was no contact prior to 2/22/2021. On 2/22/2021, the Borrower called regarding assistance post forbearance. Modification was discussed and verbal financial information was taken. On 3/3/2021, modification was discussed and it was advised that one of the borrowers is deceased. On 6/18/2021, the Borrower stated they were out of town. The Borrower was advised consent is needed to contact to scheduled notary appointment. On 6/28/2021, the Borrower called to make a payment and advised the modification documents will be notarized. On 6/29/2021, it was advised the modification has not yet been processed. On 6/30/2021, it was advised that the documents can take a few days to be received. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/06/2022
456781710	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2022.  No contact before 2/25/21. On 2/25/21 borrower authenticated the loan and wanted to know why the calls are happening being they have already made the payment. On 3/1/21 b1 wanted to make sure that their loan mod trial plan is all good since they are constantly getting calls and letters in the mail. On 4/7/21 Homeowner called in wondering why their payment increased explained that we received all trial payment as well as the payment made today. Modification letter sent out today. On 4/8/21 b1 apologized to borrower for missing call explained that payment change is not on modification but on their current loan. On 4/9/21 borrower received mod documents today the borrower was advised that mobile notary will be assigned to the loan. On 4/12/21 spoke to h/o regarding their mod agreement advised the mobile notary will contact them to set up appt. On 4/16/21 spoke to homeowner and said they received the mod agreement and the appointment with notary is 4/20/21. On 4/21/21 spoke to homeowner we meet with mobile notary and document where signed. On 4/26/21 Spoke with homeowner and was able to complete the process of the modification has been booked. Advised the homeowner the payment is due 6/1/21 IAO $XXXX. On 5/7/21 Homeowner said they missed call from SPOC & wanted to confirm that account is current. Advised that loan mod has been booked and next payment due XX/XX/XXXX. On 5/24/21 borrower called in to verify the updated info on the insurance bill due to the main line water has been added on the insurance bill. On 7/14/21 the borrower called to discuss their tax and escrow information. On 10/6/21 spoke to borrower stated not got time to speak. On 10/19/21 homeowner called to ask about recording fees charged for loan mod I explained that purpose of the recording fee after the loan mod was completed and advised that they can pay towards those fees at any time homeowner understood. On XX/XX/XXXX b1 called regarding loss draft check, provided loss draft number. On 1/14/22 borrower called about loan modification transferred them to loss mit. On 1/27/22 inbound spoke with b1 due to a letter they received from XXX. On 1/31/22 b1 call in XXX and was not understanding what they were asking for supervisor call and filed complaint.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456729608	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2022.  On 02/03/2021, the borrower called due to being unaware that a deferment was not approved, and servicer explained that 3 consecutive payments had been received but a valuation was ordered and need to be returned before continuing. Borrower also advised of insurance coverage changes that will lower the payment and will send in the information. On XX/XX/XXXX, the borrower e-mailed a response regarding an active XXX damage claim with a date of loss of XX/XX/XXXX. The borrower stated that the XXX is complete and most of the material purchased for XXX but will need additional funds to completed everything. Funds in the amount of $X.XX had already been disbursed to the borrower. Additional funds of $X.XX for depreciation were posted to loss draft on XX/XX/XXXX. A 95% final repair inspection report was received on XX/XX/XXXX and the remaining funds of $X.XX were mailed to the borrower on XX/XX/XXXX. The Deferment had ben approved on 02/18/2021 and account noted as current on 02/27/2021. On 07/07/2021, the borrower was contacted to offer to setup a payment and borrower declined and upset about the call as payment will be made per the borrower’s pay period. On 01/25/2022, the borrower was contacted and borrower provided a promise to pay online that day with payment day due to the borrower’s pay period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456314704	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2022.  There was no contact prior to 2/3/2021. On 2/3/2021, the Borrower indicated money had already been taken out. On 2/18/2021, a promise to pay was made. On 2/23/2021, a promise to pay was made. On 2/25/2021, a promise to pay was made. On 2/26/2021, the Borrower called to make a payment. On 3/15/2021, a promise to pay was made. On 4/7/2021, a promise to pay was made. On 4/27/2021, a promise to pay was made. On 5/20/2021, a promise to pay was made. On 6/29/2021, a payment was made.  On 7/1/2021, the Borrower called to dispute negative credit reporting and requested a 3 month forbearance plan. On 8/9/2021, the Borrower stated they could not talk at that time. On 8/25/2021, the Borrower stated they could not talk at that time. On 9/14/2021, the Borrower stated they do not need any further forbearance assistance and plans to pay off the loan. On 9/29/2021, the Borrower was advised they are not due until 10/2021. On 10/5/2021, the Borrower indicated they do not require assistance. On XX/XX/XXXX, the Borrower called in regarding getting a claim check endorsed. On XX/XX/XXXX, the loss draft process was discussed. On 11/15/2021, the Borrower requested to speak with the loss draft department, and requested to verify the loan number. On 12/15/2021, the Borrower was informed that the claim check has not yet been received. On 12/28/2021, a payment was made. On 12/29/2021, the payment was remade with updated account information. On 1/6/2022, the Borrower indicated they will call back after they talk to the bank. The Borrower was then advised to send proof of withdraw from account.  On 1/10/2022, the payment return was discussed. On 1/13/2022, the claim check was still not received and the Borrower stated they will contact insurance. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments indicate XXX damage.  The check did not make it to the servicer, and the Borrower will need to contact insurance and place a stop payment and request the check be resent.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/27/2022
456633776	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2021.  There was no contact prior to 3/3/2021. On 3/3/2021 the Borrower called the Servicer and advised that they would make 2 payments on the account but did not provide a date. On 3/11/2021 the Borrower called the Servicer and made a payment in the amount of $1,337.46 to bring the account current.  On 7/8/2021 the Borrower called the Servicer and asked if they could use funds in the surplus escrow towards payments. The Borrower advised that they had not been working for the last 3 months due to the pandemic.  The Servicer discussed the forbearance with the Borrower. On 8/3/2021 the Servicer approved a forbearance for the term 7/1/2021-9/1/2021. On 9/9/2021 the Servicer called the Borrower and made a payment in the amount of $XXXX. The Servicer advised the Borrower that the forbearance was ending that month. On 10/13/2021 the Borrower called the Servicer and advised that they would call back with the 3rd party to see if the payment had been made. The Servicer advised that they had not received it. On 10/14/2021 the Borrower called the Servicer to verify that a payment had been received. The Servicer advised that they did not have the payment yet. The Borrower advised that they would check with the bank. There has been no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	12/09/2021
456389438	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2022.  During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 32 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 13 times. On 03/25/2021 the borrower stated son is living in the property he has lost hours.Unable to pay the mortgage on time. On 03/30/2021 3rd party called in to make a payment. On 04/20/2021 3rd party called in to make a payment. On 05/19/2021 3rd party called in to make a payment. On 06/23/2021 3rd party called in to make a payment IOA $ XXXX. On 07/17/2021 3rd party called in to make a payment on 7/23/2021 IAO XXXX. On 09/16/2021 3rd party called in to make a payment IOA $ XXX. On 10/18/2021 3rd party called in to make a payment IOA $ XXXX. On 10/20/2021 3rd party called in to make a payment IOA $ XXXX. On 11/30/2021 3rd party called in to make a payment IOA $ XXX. On 12/15/2021 3rd party called in to make a payment IOA $ XXXX. On 01/20/2021 3rd party called in to make a payment IOA $XXXX. There has been no more attempted contact between the servicer and the borrower since 01/20/2022.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 32 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 13 times. The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	02/15/2022
456082399	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2022.  On 12/12/21 discuss payments.  On 3/10/21 gave borrower loss draft number.  On 5/13/21 PTP was schedule.  On XX/XX/XXXX discussed hazard ins claim and made a payment.   On XX/XX/XXXX discussed ins claim.  On 7/6/21 the borrower made a payment.  On 8/31/21 borrower called about insurance claim.  On 10/14/21 authorized party discuss surplus check  On 10/18/21 discuss surplus check.  On 11/2/21 discuss status of check for $X.XX.  On 11/23/21 discuss refund check.  On 12/2/21 discussed payments and insurance.  On 1/5/22 borrower asked about refinancing.  Spoke with borrower on 1/10/2022 about making a payment.  No other contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damages reported.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456533564	3	[3] Asset Documentation - Loan has evidence of title issue(s). [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2021.  On 02/0/92021 borrower called to see if he can pay with a card. On 02/15/2021 borrower advised needs assistance that the renters are not paying. Servicer advised borrower of forbearance plan. On 03/0/22021 servicer advised borrower of additional approval for the forbearance. On 04/0/72021 borrower stated they are on a forbearance plan. On 06/03/2021 borrower called to see what docs are missing for the forbearance. On 06/30/2021 borrower called to see if the forbearance was updated. Servicer advised they are currently waiting on a decision. On 07/28/2021 borrower called and wanted to know if docs were received. Servicer advised no. On 08/05/2021 borrower confirmed forbearance plan in place. On 08/06/2021 borrower advised unaware of delinquent and advised that he had spoke to SPOC rep who had borrower send in hardship letter for March, June and July. Borrower advised cannot get the loan refinance. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  XX/XX/XXXX There is a vesting issue that we have filed a title claim to try to resolve the issue. Upon resolution we will complete the preliminary title clear but it is not our practice to completed this step until title is actually clear. However this title issue does not prevent the foreclosure from proceeding. No evidence issue is resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456761881	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2021.  On 4/19/21 Authorized 3rd party had mail sent to their house statement states they owe the total amount explained that it was due to fees on account. On 7/20/21 spoke with co-borrower who stated their spouse is deceased their son sent in the death certificate they also mailed the payment in and its disturbing to call the borrower name when they are deceased. On 9/24/21 the borrower person was so emotionally distraught because I asked for the borrower name can’t be removed unless a refinance is done. On 9/29/21 the borrower called regarding a representative they felt was being rude to them. The borrower wanted to know their payoff of date 10/15/21. On 9/30/21 Borrower called in with son and they want to make a payment of $XXXX. On 10/25/21 Co borrower 2 called to schedule payment for 10/28/21. On 11/24/21 A third party called in and a payment was processed for $XXXX. On 12/29/21 the borrower called to set up a payment agreement. No further communication from borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456021158	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2021.  On 02/25/21 borrower called in upset over escrow shortage and was advised will request another analysis. On 09/01/21 borrower called to make p&i payment and stated property not affected by XXX. On 11/05/21 borrower called to review the deferral notice and was advised the notice was the October payment deferred. On 12/20/21 borrower stated will make another payment next month and include escrow. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There is no evidence of servicer attempting to contact the borrower during the review period.	01/31/2022	01/26/2022
456114798	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2021.  No contact prior to 7/21/21. On 7/21/21 spoke with borrower 1 regarding request for FB and status of application. B1 stated that they were waiting for XXX. Informed b1 that XXX was available of website. On 8/10/21 spoke with b1 regarding missing items, for mod app. B1 understood, and stated that they will send asap. On 9/9/21 spoke with b1 and confirmed receipt of app of FB. Informed borrower of review process/timeline and borrower understood. B1 stated that they paid the July and august payment today but believed that they still need the FB as a temporary backup, since b2 has recently passed and reducing the household income down to one. On 10/6/21 borrower called and wanted to know if home was in foreclosure. Advised no notes showing foreclosure. No further communication.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	11/05/2021
456928766	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2022.  There was no contact prior to 3/30/21.  On 3/30/21 the borrower called in to reinstate the account.  On 4/14/21 a payment was scheduled.  On 6/9/21 the borrower called in to request the deferment of payments for My, June and July of 2021 because their employer had not paid them.  On 1/25/22 the borrower called in to advise that payments should have been received and will pay the next day if not.  This was the last contact during the review.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/10/2022
456837632	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2021.  No borrower contact made prior to 2/26/2021, on 2/26/2021 the ATP called in stating was sick with COVID and processed payment. No borrower contact made from 2/26/2021 to 7/15/2021, on 7/15/2021 the ATP called in to make a payment to cure loan. On 9/14/2021 the ATP called in to make a payment. No further contact made with borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/29/2022
456539813	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2021.  On 02/18/21 emailed the borrower about forbearance. On 03/23/21 the borrower called unable to make payment through portal wanted to know why. On 03/31/21 the borrower called advised back to work forbearance not needed. On 04/08/21 the borrower called being reviewed for modification. On 04/27/21 the borrower called mod docs gave been sent out. On 05/20/21 the borrower called advised docs have been notarized. On 05/28/21 the borrower called mod complete. On 06/08/21 the borrower called to make a payment. There was no contact established the remainder of the review. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/10/2022
456339988	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2021.  During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 50 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 10 times. On 02/08/2021 the borrower called in to make a payment. On 03/05/2021 the borrower called inquired about insurance. On 04/05/2021 the borrower called in to set up a payment. On 05/04/2021 the borrower called in to make a payment IOA $ 600.00. On 06/04/2021 the borrower called in to make a payment. On 08/05/20221 the borrower called in for govt assistance. On 09/07/2021 unauthorized stated that SII, XXX is an elderly person who has a POA that was supposed to contact Selene listing her as authorized party, states she has been making payment for a year. Was informed her that they provided us incorrect information regarding who is making the payments. On 10/05/2021 unauthorized not auth cant discuss account details, unauthorized stated just wants to make a payment. On 11/04/2021 unauthorized not auth cant discuss account details, unauthorized stated just wants to make a payment. On 01/05/2022 3rd party made a payment. There has been no more attempted contact between the servicer and the borrower since 01/05/2022.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 50 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 10 times.	01/31/2022	01/05/2022
456780201	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2021.  On XX/XX/XXXX the borrower called to see what can be done to get funds from insurance company. Advised the borrower there are dealings with the insurance company. On 03/23/21 the borrower called with a credit dispute. On XX/XX/XXXX the borrower called awaiting check to rebuild home due to XXX. Advised payment is between lender and insurance company. On 05/14/21 the borrower called regarding credit reporting. There was no further contact loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456496613	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2022.  During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 6 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 7 times. On 06/15/2021 the borrower called in about her account. On 06/25/2021 the borrower called in about the upcoming maturity date. On 08/25/2021 The borrower wants to go over total amount dus and maturity date. On 11/11/2021 the husband called in to make a payment IAO $219.35. On 12/01/2021 the spouse called in will fax document for borrower 1 has passed away. On 01/12/2022 Spouse called in to discuss payoff payments. There has been no more attempted contact between the servicer and the borrower since 01/12/2022.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 6 times and left message on the answering machine. During the same period of time the borrower was able to contact the servicer 7 times. The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	01/27/2022
456397810	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2021.  There was no contact prior to 4/28/2021. On XX/XX/XXXX, the Borrower indicated that they filed a damage claim with the prior servicer and have been attempting to get the claim check signed and returned since XXXX.  The call was transferred to the loss draft department.  The loss draft department advised the borrower to speak with their insurance company. On 5/10/2021, the Borrower's spouse called to obtain insurance coverage information. On 5/24/2021, the Borrower called to request a BIND letter. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments indicate damage to XXX.  The Borrower indicated they filed a claim; however, the spouse was advised on XX/XX/XXXX, that there was no coverage at the time of loss.  Damages do not appear to be repaired as of the end of the review.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/11/2022
456176337	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2021.  There was no contact prior to 12/21/2021. On 12/21/2021 co-borrower advised borrower had passed away and they would send in death certificate. There was no subsequent contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/03/2022
456412414	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2022.  On 2/10/2021 the Borrower called the Servicer regarding insurance check in the amount of $3,833.92 that was sent to the previous Servicer and wanted to know if it had been forwarded to the new Servicer. The Borrower also indicated that they had other check that needed to be located. On 2/11/2021 the Borrower spoke with the insurance department and advised that they had a loss on the property on XX/XX/XXXX due to a XXX and that they had a check in the amount of $X.XX which was sent to the previous Servicer and that it was never released to the Borrower. The Servicer indicated that they did not have the check and all unendorsed checks should be sent into the Servicer and they would treat the claim as non monitored with no inspection requirements. On 2/24/2021 the Borrower called to make a payment on the account. On 3/17/2021 the Borrower called the Servicer and made a payment in the amount of $1,116.22. On 5/19/2021 the insurance department spoke with the Borrower about the outstanding claim and the Borrower requested information on where to send the check. On 5/20/2021 the Borrower called the Servicer to make a payment. On 6/17/2021 the Borrower called the Servicer to make a payment. On 7/20/2021 the insurance department spoke with the Borrower regarding the claim check. The Borrower advised that they hadn't received or hear anything from the insurance company. The Servicer advised that they would be listed as the loss payee and they would have to endorse the check. On 7/23/2021 the Borrower called the Servicer and made a payment. On 7/27/2021 the Borrower called and gave authorization to speak with a family member. On 8/18/2021 the Borrower called and made a payment also advised that they get a check every third of the month and had a curtailment of income. On 9/17/2021 the authorized 3rd party called regarding the claim check and wanted to know the turn around time to send the check back. The 3rd party advised that they would have the Borrower call the insurance company to see if they could have a check issued in the Borrower's name only and then would send the check to the Servicer. On 10/20/2021 the Borrower called the Servicer and made a payment and advised of the curtailment of income. On 11/17/2021 the Borrower called the Servicer and made a payment. On 12/15/2021 the Borrower called the Servicer to make a payment. On 1/20/2022 the Borrower called to make a payment in the amount of $1,116.22. On 1/26/2022 the Servicer spoke with the Borrower regarding the insurance claim and the outstanding unendorsed insurance claim check and the insurance estimate. The Borrower asked what the call was about and the Servicer attempted to explain.  The call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called the Servicer regarding insurance check in the amount of $X.XX that was sent to the previous Servicer and wanted to know if it had been forwarded to the new Servicer. The Borrower also indicated that they had other check that needed to be located. On XX/XX/XXXX the Borrower spoke with the insurance department and advised that they had a loss on the property on XX/XX/XXXX due to a XXX and that they had a check in the amount of $X.XX which was sent to the previous Servicer and that it was never released to the Borrower. The Servicer indicated that they did not have the check and all unendorsed checks should be sent into the Servicer and they would treat the claim as non monitored with no inspection requirements.  On XX/XX/XXXX the Servicer left a message for the Borrower about the claim check. On XX/XX/XXXX the Servicer spoke with the Borrower about the claim check. The Borrower wanted to know where to send the check and the Servicer advised where to send. On XX/XX/XXXX the Servicer spoke with the Borrower and the Borrower advised that they hadn't gotten anything from the insurance company. On XX/XX/XXXX the Servicer called the Borrower's insurance company about the check for claim #XXX and left a message about the check. The Servicer noted that repairs were not started, no funds deposited.  On XX/XX/XXXX the Servicer followed up with the Borrower regarding the status of the claim as they were still pending the unendorsed claim check and the insurance estimate to proceed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/26/2022
456098766	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2021.  On 9/16/21 3rd party called to advised borrower has passed away, added as successor and customer will send death cert and wants to keep property. No additional contact, loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	11/03/2021
456795094	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	01/31/2022	02/09/2022
456582105	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021.  On 4/19/21 Borrower stated loan was spouses and they assumed the loan. They understood loan was supposed to be “charged off to the estate and not against their social because they assumed the loan. Borrower stated credit has been reported late but does indicate which month. Borrower went through loan mod. The borrower disputes the face that they have ever been late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456973922	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2022.  The borrower called in on 02/24/21 to make a payment and to find out why he is receiving letters with his fathers name on the loan.  The borrower was advised this was because the father is the co borrower on the loan and the only way to have that removed is to refinance the loan.  The borrower was also advised to send in a death certificate for the deceased borrower - the father.  The borrower made consistent payments via IVR during the review period with no further contact.  The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456417600	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2021.  On XX/XX/XXXX borrower called and was given address to send in loss draft check. On 06/15/21 borrower called to make payment for  $XXXX and will pay balance by the end of the month. On 06/30/21 borrower went over financials and was advised of modification and to pay extra when possible. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456802550	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2021.  During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 3 times. On 02/22/2021 the co borrower called in to discuss sending in the death certificate for borrower 1. On 08/17/2021 3rd party called in and gave fax and time. On 09/13/2021 the co borrower called in about paying extra toward the loan.There has been no more attempted contact between the servicer and the borrower since 09/13/2021.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per the notes there was a modification in the file performed by a prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 3 times. The loan is performing and is on time.	01/31/2022	02/11/2022
456199107	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2021.  On 02/05/2021 authorized third party asked about selling property. On 02/08/2021 ATP asked about reinstating account. On 03/02/2021 account status was discussed. On XX/XX/XXXX borrower called about claim for XXX loss from XXXX. On XX/XX/XXXX claim docs were discussed. On XX/XX/XXXX repairs and claim draw discussed. Servicer advised of additional claim funds released on XX/XX/XXXX. On XX/XX/XXXX borrower called about additional claim funds. Servicer advised of additional claim funds released on XX/XX/XXXX. On XX/XX/XXXX borrower requested additional release of funds. Notes of XX/XX/XXXX indicated repairs had not started. On XX/XX/XXXX servicer released additional funds and noted no more funds without inspection. On 08/13/2021 borrower called for payment information. On XX/XX/XXXX borrower called about claim. On 11/22/2021 borrower called about insurance payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Some claim funds have been released to borrower. Notes of XX/XX/XXXX indicated repairs had not started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/12/2022
456404959	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2021.  There was no contact prior 2/5/2021. On 2/5/2021, the Borrower called to check on the principal balance. The Borrower also had questions regarding XXX damage. On 5/12/2021, the Borrower called to inquire why their payment increased. They were advised due to escrow shortage.  There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX, the Borrower indicated XXX damage.  There is no indication the damage has been resolved or a claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	11/12/2021
456744897	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2021.  On 9/30/2021 the Servicer spoke with an unauthorized 3rd party who advised that they had mailed a payment on 9/7/2021 and wanted to confirm it had been received. The Servicer advised that they could not release information. The 3rd party advised of the tracking information and the Servicer advised it was not received. The 3rd party advised that they would have a stop payment issued on the check and would reissue. The 3rd party advised that they would settle the loan in 2 months and not become the SII. On 12/13/2021 the 3rd party called the Servicer who advised that they were not sure would be the potential SII on the account, the 3rd party or the children. The 3rd party also made the December payment.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	12/30/2021
456606178	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2021.  There was no contact prior 2/26/2021. On 2/26/2021, a third party made a payment. On XX/XX/XXXX, the damage claim process was discussed and the caller was advised to send in the unendorsed claim check. On XX/XX/XXXX, the claim check was discussed. On XX/XX/XXXX, it was confirmed that the claim check was received and the process can take 4-5 business days.  The caller requested that the check be overnighted and a request was submitted. On XX/XX/XXXX, it was advised that all documents have been received for the claim and it will be closed. On 5/5/2021, a payment was made. On 11/3/2021, it was advised the loan is only due for one payment and the statement generation date was provided. On 11/17/2021, third party indicated they will call back with checking account information. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456075518	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2022.  The borrower called in on 02/25/21 to inquire about a payment change and escrow account.  The borrower called in to ask if an inspector was sent and to discuss solar panel installation.  The borrower called on XX/XX/XXXX to discuss a loss draft claim with documents or claim check not received.  The borrower also asked again about inspections.  The borrower called in on 06/08 to discuss a payment made on Sunday.  On 10/29 the borrower called in to make a payment.  On 12/01/21 the borrower called in to discuss insurance.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/27/2022
456107263	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2021.  During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 1 time. On XX/XX/XXXX the borrower called in stating she has damage due to XXX and needs to do a claim stated she has to contact her insurance company to submit a claim. There has been no more attempted contact between the servicer and the borrower since 12/29/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 1 time. The loan was current from the start date of the review 02/2021 through 01/2022. g	01/31/2022	12/29/2021
456378855	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021.  During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 693 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 13 times. On 02/11/2021 The borrower requested a mod. On 02/12/2021 the borrower stated illness. On 02/16/2021 the borrower stated sons illness. On 02/17/2021 the borrower has general questions. On 02/19/2021 the borrower called about a refi. On 02/23/2021 the borrower called about a refi. On 02/24/2021 the borrower called about a refi. On 02/25/2021 the borrower discussed mod options. On 02/26/2021 the borrower called about a refi. On 02/27/2021 the borrower called about a refi. On 03/01/2021 3rd party called in was informed of missing mod docs. On 03/032/2021The borrower stated stressed out, wife passed, the son is ill he wants to keep the house and wants to do a modification. There has been no more attempted contact between the servicer and the borrower since 03/03/2021.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 693 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 13 times. The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	12/03/2021
456847327	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2021.  There was no contact prior to 3/1/2021. On 3/1/2021, the Borrower called in for the loan number and online assistance. On 3/26/2021, the Borrower called for online assistance. On 7/22/2021, the Borrower called to submit a damage claim as they stated there is XXX. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments indicate there is XXX.  The Borrower called in for information on filing a claim on XX/XX/XXXX; however, there is no indication that a claim has been filed or the damage has been resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456566196	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2021.  On 2/26/2021 the Borrower called the Servicer regarding the status of funds that were paid to the prior Servicer. Borrower is threatening legal action. The Servicer advised that they need to talk to their point of contact.  On 3/2/2021 the Borrower called the Servicer and the call was transferred to loss mitigation. The Borrower spoke with the insurance department at that time regarding a claim for XXX on XX/XX/XXXX with the loss amount of $X.XX. The insurance department advised that they did not have a claim set up and that Borrower needed to set it up online. The Borrower was very upset as they wanted the funds endorsed and released. The Servicer helped set the account up online. On XX/XX/XXXX the Servicer spoke with the Borrower and advised that they had not received the claim check but once received they would process it. On XX/XX/XXXX the Servicer called the Borrower and advised that the check have to be endorsed. The Borrower advised that they were told otherwise and asked to speak with a Supervisor.  On XX/XX/XXXX the Borrower said that the checks were supposed to be overnighted the prior day. The Borrower refused to speak with the representative and wanted a supervisor. On XX/XX/XXXX the Borrower spoke with a supervisor and they advised that the claim would be handled as a monitored claim and went over the claim process. The Servicer noted receipt of two check in the amount of $X.XX.  On 3/10/2021 the Servicer spoke with the Borrower and advised that the W9 was filled out incorrectly and would need to be done again. The Borrower asked about checks and the Servicer said that they had sent checks out Friday. On 3/17/2021 the Borrower called the Servicer and asked for a closer, Servicer advised not available and the Borrower advised they would find someone else. On XX/XX/XXXX the Servicer noted receipt of a check in the amount of $X.XX. The Borrower called to verify that the paperwork had been received and the Servicer advised that the paperwork and check had been received. The Servicer advised that they would order an inspection.  On XX/XX/XXXX the Servicer advised the Borrower that the contractor bid was not valid. The Servicer explained what needed to be changed on the bid and the Borrower was unhappy. On XX/XX/XXXX the Borrower called to verify receipt of the bid docs. The Servicer advised that they were received and that the inspection results showed 45% completion. Borrower was upset and requested disbursement and didn't want to wait for a supervisor call. The Servicer advised that a check in the amount of $X.XX was being prepared based on the 45% completion and the Borrower said that it should be 90%.  The Borrower also made their 1st loan modification payment in the amount of $2,660.95. On 4/2/2021 the Servicer spoke with the Borrower who advised that they were meeting with a notary to get the documents completed and would send back 4/6/2021. On 4/20/2021 the Servicer spoke with the Borrower who advised that they sent the documents back. On XX/XX/XXXX the Borrower spoke with the Servicer regarding the inspection and requested all the funds to be released as they said they should have gotten 100% inspection and that the contractor was threatening to put a lien on the property. The Servicer advised that they would follow up with the inspector.  On XX/XX/XXXX the Servicer noted that the inspection was scheduled but that the Borrower indicated that they were not ready at this time and to reschedule after 4/30/2021. The Servicer also noted that since the bid exceeds the amount received the Borrower would be responsible for the $X.XX out of pocket. On XX/XX/XXXX the Servicer approved an additional release in the amount of $X.XX. On 5/1/2021 the Borrower called to set up a payment in the amount of $2,547.78 for 4/30/2021. On XX/XX/XXXX the Borrower called regarding the remaining funds and wanted a breakdown of all funds received and disbursed. The Servicer provided information and asked that the final inspection photos be uploaded. The Servicer also advised that the needed a lien waiver and the receipt showing that the contractor was paid in full.  On XX/XX/XXXX the Servicer spoke with the Borrower and advised that the final draw was going to be made. On 6/2/2021 the Servicer spoke with the Borrower and advised that an escrow analysis was run on 4/27/2021 and 4/30/2021 and advised of new payment. The Borrower disputed the payment amount and said that they had new insurance. The Servicer advised to send in insurance information and they would complete an escrow analysis when information was received. On 6/11/2021 the Servicer spoke with the Borrower and advised that the escrow analysis had been completed and provided the new total amount due. There has been no further communication with the Borrower. The insurance claim was closed on XX/XX/XXXX and all funds were noted as disbursed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The only mention of bankruptcy is during a call with the Borrower on XX/XX/XXXX regarding credit bureau reporting in which the Servicer advised that they did not report due to the Chapter XX bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the Servicer noted a XXX disaster-XXX) start date XX/XX/XXXX. There was no damage reported and the insurance claim damage occurred XX/XXXX.	01/31/2022	01/28/2022
456172163	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2022.  During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 11 times. On 02/12/2021 the borrower made a payment IAO $XXXX. On 04/08/2021 a payment was made IAO$ XXXX. On 05/11/2021 the borrower made a payment IAO$ XXXX. On 06/17/2021 the borrower made a payment IAO$ XXXX. On 07/07/2021 the borrower made a payment IAO$XXXX. On 08/10/2021 the borrower made a payment IAO$ XXXX. Omn 08/30/2021 the borrower made a payment IAO$ XXXX. On 10/15/2021 the borrower made a payment IAO$XXXX. On 11/15/2021 a payment was made to the account by the grand mother. On 12/31/2021 the borrower made a payment IAO$ 1200.00. On 01/18/2022 the borrower made a payment IAO$ XXX.There has been no more attempted contact between the servicer and the borrower since 06/21/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 11 times. The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	02/15/2022
456909448	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2021.  There was no contact prior to 2/3/2021. On 2/3/2021, the co-borrower indicated they received correspondence regarding the escrow analysis.  The co-borrower was advised to send 2 separate checks for payment and escrow shortage.  The co-borrower, also indicated they sent the death certificate and divorce decree for borrower. On 3/1/2021, a request was submitted to correct the fund application as all funds sent in were applied to escrow. The co-borrower was advised they can refinance to remove the borrower's name, and the payment moving forward was confirmed. On 3/5/2021, the borrower called to confirm payments were reversed and reapplied, and the late fee was waived. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/09/2022
456799792	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2021.  There was no contact prior to 2/17/2021. On 2/17/2021, the Borrower was advised that motion for relief had been granted. The borrower stated that their attorney is pending a follow up regarding the payment dispute. An outbound call was made to the attorney, and the payment dispute was discussed.  A payment history was provided and the trial modification was discussed. On 2/26/2021, payment history was confirmed and the attorney stated they will reach out to the borrower to suggest modification. On 3/3/2021, the attorney called to set up a conference to go over the payment history with the borrower. On 3/9/2021, the Borrower did not show up to the conference. On 3/11/2021, the Borrower did not understand the payment history and was advised to submit a dispute in writing. On 3/18/2021, it was confirmed that the dispute was received and the trial modification offer was discussed. On 3/26/2021, the Borrower stated they will be overnighting the trial payment. On 4/26/2021, the Borrower was advised the payment was returned as the money order was blank. On 5/5/2021, payments were confirmed as received and the Borrower was advised the final modification documents will be processed when the payments post. On 5/13/2021, the Borrower confirmed that the modification was received, but they are still disputing the delinquency. On 5/17/2021, the Borrower called regarding delinquency dispute. On 5/21/2021, the Borrower  was advised the dispute has been received and is being monitored. On 5/27/2021, the Borrower called to discuss the account, and was advised that authorization is required from bankruptcy attorney. On 6/18/2021, the Borrower was advised that the principal adjustment was due to the modification, and the Borrower disputed money owed back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456624813	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021.  During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 16 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 4 times. On 02/24/2021 3rd party set up a payment arrangement.  On 03/16/2021 The borrower stated can not bring the loan current needs a mod. On 03/26/2021 the borrower called in and authorized 3rd party. On 03/29/2021 the borrower called in to discuss a payment that will be over nighted. There has been no more attempted contact between the servicer and the borrower since 11/04/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The h/o was granted a loan mod back in XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 16 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 4 times. 02/2021 through 03/2021 the lan was running 90 late. 04/2021 through 01/2022 the loan has been performing and on time.	01/31/2022	02/11/2022
456513597	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2021.  There was no contact prior to 3/2/2021. On 3/2/2021, fax information to send the death certificate to was given. On 3/17/2021, it was advised a copy of the death certificate will be sent. On 4/26/2021, thrid party was advised that executor documentation is required. On 7/20/2021, spouse was advised they are not authorized, and they requested the fax number. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/09/2022
456307334	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2022.  There was no contact prior to 11/8/2021. On 11/8/2021, loan information was given and the Borrower wanted to speak to someone about a letter received. The Borrower also wanted to confirm taxes would be disbursed. On 11/15/2021, the Borrower called in regarding a payment. On 1/20/2022, the Borrower was informed that the only way to take the deceased spouse's name off the loan is to refinance. On 2/14/2022, the payment amount was broken down, and refinance to remove the co-borrower was discussed.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456655488	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2022.  There was no contact prior to 11/22/2021. On 11/22/2021, the Borrower called to make a payment and were advised that payment is not due until January. On 2/2/2022, a payment was made.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456437657	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2021.  There was no contact prior to 2/3/2021. On 2/3/2021, the Borrower called to schedule the last 2 trial payments. On 2/19/2021, the Borrower was advised if trial payments can be made sooner, than the modification can be drafted earlier. On 3/25/2021, the final trial payment was made. On 4/21/2021, it was advised that the modification documents will be sent to the third borrower for signature. On 4/23/2021, the borrower requested the label to be sent to their email. On 4/26/2021, it was advised that the third borrower did not complete the documents correctly and they will be re-sent via email to correct. On 4/30/2021, the Borrower stated they are waiting for the documents. On 5/3/2021, the Borrower was advised to disregard the letter, the loan is current under modification.. On 6/3/2021, the Borrower called to inquire about the flood payment. On 6/4/2021, the Borrower called with credit reporting questions. On 7/12/2021, a payment was made. On 8/11/2021, a promise to pay was made. On 8/12/2021, a payment was made. On 9/13/2021, the Borrower stated they will follow up with the person that makes the payments. On 10/13/2021, a payment was made. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456236136	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2021.  There was no contact prior to 5/10/2021. On 5/10/2021, the Borrower called to confirm if the HOA renewal was received, and was advised not yet. On 5/13/2021, it was confirmed that all insurance has been paid. On 5/18/2021, it was confirmed that taxes have been paid. On 6/1/2021, the Borrower stated there are 4 properties that taxes and insurance need to be paid on. On 6/11/2021, the Borrower was advised of insurance disbursements. On 6/14/2021, the Borrower stated that renewal keeps being sent but is about to cancel due to non-payment. The Borrower was advised a payment was made and then a refund. On 6/18/2021, the Borrower called in to find out about the HOI notice. On 7/6/2021, the Borrower called in about insurance letter received. On 8/26/2021, the Borrower inquired why lender placed insurance was added when they sent in proof. The Borrower requested to pay their own taxes and insurance. On 9/15/2021, the Borrower was provided the email to send proof of insurance, and the Borrower stated they do not want to be escrowed. On 10/22/2021, the Borrower called to update HOI lines. On 11/17/2021, the Borrower called to why taxes were not paid. An inquiry was placed and the Borrower was advised 3-5 days to process. On 12/2/2021, the Borrower inquired why insurance has not been updated and was advised that approval to pay taxes was received and they will be paid soon. On 12/20/2021, the Borrower called to inquire why taxes have not been paid. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456843958	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2021.  There was no contact prior to 3/6/2021. On XX/XX/XXXX, the Borrower was informed to send the insurance estimate and unendorsed claim check. On 3/11/2021, third party was advised the most recent payment was received 2/17/2021. On 3/12/2021, the Borrower called to see if the check and documents were received. The Borrower was advised that has not yet been received. The Borrower provided a tracking number. On 3/13/2021, the Borrower stated the check was send to the incorrect address, and it was resent. On 3/19/2021, the Borrower was advised the check was sent 3/18/2021. On 9/17/2021, a payment was made. There was no further contact.

The loan has remained current under regular payments throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/20/2022
456021648	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2022.  During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 3 times. On 11/08/2021 the borrower called in to make a payment IOA $ 765.32. On 12/06/2021 the borrower called in to make a payment IOA $ 765.32. On 01/10/2022 the borrower called in to get insurance information. There has been no more attempted contact between the servicer and the borrower since 01/10/2022.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged XX/XX/XXXX prior to acquiring loan.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 3 times. The loan is performing and is on time. .	01/31/2022	02/14/2022
456379570	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2021.  During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 28 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 8 times. On 01/15/2021 unauthorized called in on account maintenance. 01/25/2021 unauthorized called in on account maintenance. 01/299/2021 unauthorized called in on account maintenance. 02/02/2021 unauthorized called in on account maintenance. 03/11/2021 unauthorized called in on account maintenance asked if documents were received. 03/16/2021 unauthorized called in on account other. 05/27/2021 unauthorized called in on account maintenance. 06/17/2021 unauthorized called in on account maintenance. 09/08/2021 unauthorized called in on account maintenance. There has been no more attempted contact between the servicer and the borrower since 11/11/2021.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 28 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 8 times. . The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	01/29/2022
456301678	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2021.  On 02/26/2021 borrower called about adding insurance to escrow. On XX/XX/XXXX borrower called about new claim and check endorsement. Borrower called about claim check on XX/XX/XXXX. On XX/XX/XXXX claim check was discussed. Servicer mailed check on XX/XX/XXXX. Claim was closed XX/XX/XXXX. On 10/15/2021 borrower scheduled a payment. On 10/28/2021 borrower called about insurance premium. On 11/16/2021 borrower made a payment. No subsequent contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456370247	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2022.  On 03/12/2021 borrower called to discuss billing statement. On 04/03/2021 borrower said they did not want to pay $15 processing fee. On 09/08/2021 borrower advised co-borrower died and asked about having name removed. On 09/28/2021 refinance was discussed to remove co-borrower from loan. On 10/04/2021 borrower asked about XXX and servicer said they did not offer. On 01/18/2022 borrower called about insurance. No subsequent contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456123952	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	01/31/2022	02/08/2022
456791021	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2021.  During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 3  times . On 02/1/2021 The borrower called in to check if she can put funds in savings. On 02/03/2021 the borrower inquired about insurance. On 10/29/2021 the borrower called in inquired about the payment increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456312782	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2022.  On 02/09/21 borrower made a payment by phone. On 03/04/21 borrower called to make payment and to inquire about a note that was posted on her door. On 03/13/21 borrower called to make payment by phone for $212.44. On 05/20/21 borrower returned missed call but was at work and stated will call back. On 05/24/21 borrower promised to make payment on 05/28. On 05/28/21 borrower made a payment by phone. On 06/26/21 borrower made a payment by phone, On 07/24/21 borrower promised to make payment but did not give date.  Borrower had question about lockbox on the door and stated XXX. On 07/31/21 borrower promised to make payment on 08/02. On 08/03/21 borrower called to see if late payment will be reported and was advised after 30 days and borrower made a payment. On 08/20/21 borrower made a payment by phone. On 10/01/21 borrower made a payment by phone. On 11/09/21 borrower made a payment. On 11/26/21 borrower made a payment and was advised that a callback to borrower was made and research showed error was not by servicer. On 12/20/21 borrower promised to call back and make payment. On 01/04/22 borrower called to make payment. On 01/18/22 borrower called for code to lockbox to get into the house and was advised processing time to have lockbox removed. On 01/22/22 borrower made a payment by phone. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456784383	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2021.  On 03/04/2021 authorized third party made a payment. On 10/04/2021 authorized third party called about having escrow surplus check reissued as co-borrower is deceased. Authorized third party called about surplus check on 10/13/2021 and 10/22/2021. On 11/01/2021 authorized third party called about surplus check. No subsequent contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456235439	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2022.  On 2/15/22 spoke to the borrower advised dialer called in error apologized for the phone call. On 12/17/21 outbound call made ATP scheduled payment. On 11/3/21 spoke with a3p scheduled payment for 11/10 IAO $XXX. On 9/7/21 spoke to spouse regarding September payment and offered pay by phone. Authorized party authorized to process payment today in the amount of $XXXX. On 8/17/21 spoke to authorized third party spouse made payment in IAO $XXX. On 7/15/21 outbound call processed spoke to authorized third party regarding payment for July authorized third party posted payment in the amount of $XXXX. On 6/2/21 outbound call payment processed with caller. On 5/17/21 Inbound call authorized 3rd party spouse called to make a payment regular payment amount. On 4/13/21 talked to spouse who wanted set up a payment $XXXX for 4/13 to cover March and April payment. On 3/10/21 spoke with h/o calling to make a payment to cover two months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456804966	3	[3] Property Damage - Fire - No evidence of repair

[2] Property is located in a FEMA disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2022.  On 02/22/2021 third party advised borrower died and they were trying to purchase property. On 04/07/2021 father of borrower called about paying off loan. On 07/16/2021 third party called and servicer said probate docs needed to discuss account. On XX/XX/XXXX servicer received claim check for $X.XX for XXX loss that occurred on XX/XX/XXXX. On XX/XX/XXXX EOE advised property was XXX loss from XXX. Notes of XX/XX/XXXX indicated claim funds would be used to pay off loan. On 11/08/2021 EOE called for insurance policy. On XX/XX/XXXX EOE said mobile home was total loss from XXX and now an empty lot. EOE confirmed claim funds would be used to pay loan. Servicer confirmed intent on 02/08/2022.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim check for $X.XX was received XX/XX/XXXX. On XX/XX/XXXX executor advised total loss and intended to use claim funds to pay off loan.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456613178	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2021.  During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time a 3rd party was able to contact the lender 1 time. On 12/01/2021 the 3rd party called in stated borrower 2 has passed away and will be sending the death certificate. There has been no more attempted contact between the servicer and the borrower since 12/01/2021.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time a 3rd party was able to contact the lender 1 time. The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	02/09/2022
456243354	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2021.  On 02/24/21 borrower stated payment had been sent via mail on 02/16. Borrower was advised has not been received and will not stop late fee if not received by grace period. On 03/01/21 borrower stated payment was sent on 02/16 and was advised that payment has not been received and was given payment options. On 03/03/21 borrower called to check on payment and was advised not posted and was given free payment options. On 05/06/1 borrower called to request late fee to be waived. On 06/14/21 borrower called about payment fee and was advised payment options are free. On 08/10/21 borrower was advised of escrow payment and lpi.  Borrower stated will get with old insurance company and reinstate policy to have lpi removed. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456901274	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2021.  There was no contact prior to 2/5/2021. On 2/5/2021 the Borrower called the Servicer regarding the February payment and advised that it had not come out of the account. The Borrower set up a payment in the amount of $XXXX for the February payment and an ACH payment for 3/5/2021. On 4/5/2021 the Borrower called requesting assistance to make a payment online. The Borrower made a payment in the amount of $XXXX. On 6/2/2021 the Borrower called in with questions about a payoff and the Borrower called back on 6/3/2021 and requested a payoff. On 6/22/2021 the Borrower called to get assistance with the online portal and to get a payoff statement. The Borrower advised that they could not see any letters or documents since 2/2021. The Servicer advised that the system was just updated and provided a verbal payoff. On 7/26/2021 the Borrower called and asked about paying the loan in full. The Servicer advised that the funds must be certified. On 12/15/2021 the Borrower called the Servicer and asked for assistance with the website, had questions about the escrow account. There has been no further contact with Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the Servicer noted that the property was located in a disaster area designated by XXX declared XX/XX/XXXX. There was no property damage noted.	01/31/2022	12/29/2021
456916868	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2021.  During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 30 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 1 time. On 02/08/2021 borrower 2 called in and promised to pay on 02/09/2021 IAO $1328.10. There has been no more attempted contact between the servicer and the borrower since 02/08/2021.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 002/2021 through 01/2022 the lender attempted to contact the borrower 30 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 1 time. The loan is performing and is on time.	01/31/2022	01/29/2022
456448185	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2021.  On 02/02/2021 borrower was advised of mod trial approval. COVID and curtailed income cited as RFD. On 02/16/2021 borrower made a payment. Mod docs discussed on 03/04/2021. On 03/10/2021 borrower made a payment. Mod docs discussed on 03/15/2021 and 03/23/2021. On 04/06/2021 borrower stated they were waiting for account to update. Borrower made a payment on 04/12/2021. Mod docs discussed on 04/15/2021. On 04/19/2021 authorized third party called about claim check. Deferment discussed on 04/21/2021. Deferment completed XX/XX/XXXX. On XX/XX/XXXX authorized third party called about claim. Authorized third party called for claim status on XX/XX/XXXX and XX/XX/XXXX. Claim discussed on XX/XX/XXXX and XX/XX/XXXX. Notes of XX/XX/XXXX indicated 100% inspection results. Claim discussed with adjuster XX/XX/XXXX. Claim status calls on XX/XX/XXXX - XX/XX/XXXX. On XX/XX/XXXX servicer advised authorized third part of pending claim payment. No subsequent contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/13/2022
456686555	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2021.  On 02/23/21 borrower called with problems online website. On 06/17/21 borrower 2 stated borrower 1 deceased and requested payoff. On 07/27/21 borrower called to discuss account. No further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: There is no evidence of servicer attempting to contact the borrower during the review period.	01/31/2022	01/21/2022
456180032	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2022.  On 2/19/2021 the Servicer spoke with the Borrower regarding the payment and the Borrower advised that the loan was always going to be a month behind as they are on a fixed income and can't afford to make additional payments. On 3/12/2021 the Servicer spoke with the Borrower who advised that they mail a payment at the end of the month as that is when they get paid and the account gets paid late every month. On 3/30/2021 the Borrower called the Servicer regarding the account. The Borrower advised that they get paid on the 2nd/3rd of the month and they always run a month behind. The Servicer advised of a verbal repayment plan and advised of the escrow analysis performed on the account, along with the new payment amount and the date of the change of the payment. The Servicer explained escrow shortage/surplus. The Borrower advised that they are barely able to cover the monthly payment now and that they only have $XXXX month as they are on a fixed income. The Servicer discussed a retention review and the Borrower agreed. On 4/2/2021 the Borrower called regarding the escrow and when the payment change would take place. The Borrower advised that they would mail a money order out and also advised that the Co Borrower was deceased. On 4/28/2021 the Servicer spoke with the Borrower and the Borrower indicated that they would send a payment on 5/3/2021 and no longer wanted to be reviewed for a loan modification. The Borrower indicated that they were behind due to the co Borrower passing away and advised that they were the only person with income to make payments. On 5/12/2021 the Borrower called and advised that a payment had been sent on 5/3/2021. On 6/1/2021 the Borrower called the Servicer to update the email address and advised would send in a payment by money order. The Borrower also requested assistance with the website. On 9/14/2021 The Borrower called the Servicer to discuss the payment history, and escrowed taxes. The Borrower advised that the taxing authority approved them for a reduced tax amount and the Servicer advised that the next escrow analysis would be done in 2/2022. Borrower also requested assistance with the website. On 1/4/2022 the Borrower called requesting assistance with the mobile app. On 1/24/2022 the Borrower called the Servicer and the HUD number was provided to the Borrower. The Servicer noted the account as COVID impacted but did not detail how the Borrower was impacted during the call.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX the Servicer noted prior Servicer completed modification. The effective date of the modification was not provided in the commentary. A deferral notification was sent to the Borrower on XX/XX/XXXX and the Servicer noted a deferral was completed for $X.XX on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/24/2022
456710278	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2021.  No contact prior to 4/1/21. On 4/1/21 the borrower asked for a call back as busy. On 5/10/21 the borrower was given the total amount due and advised one payment due, stated will make a payment on Friday and asked for the insurance company name. On 6/23/21 the borrower called in regards to the insurance check. On 6/24/21 the borrower stated an insurance check was received but the co-borrower was listed on the check and has been deceased for 7 years. The borrower was advised that the insurance company needs to fix the issue. On 7/22/21 the borrower was advised to send in the insurance check to be endorsed. No further contact with the borrower was made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/12/2022
456272318	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2021.  No contact before 2/3/21 , On 2/3/21 customer stated they sent the payment by mail advised borrower we have not received the payment. On 3/16/21 talked to borrower no hardship borrower wants ACH stated they were on ACH and we never took it out. On 5/4/21 b1 called in inquiring about escrow shortage advise them of shortage amount b1 understood. On 8/2/21 the borrower called stating they are insured with XXX and shouldn’t have forced placed insurance on account. On 10/8/21 the borrower called about the payment going up and asked for what reason says were told by a rep reason payment was due to no insurance. On 10/25/21 the borrower called in to dispute payment increase. The borrower stated they were advised they should receive escrow refund. Advised borrower that payment increase is due to escrow shortage. No further communication with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/30/2022
456727850	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2021.  No contact prior to 03/11/2021 as the SII was not fully confirmed yet and authorized. On 03/11/2021 authorized party called in regards to have the insurance applied to the late fees so the credit does not get messed up.  On 03/25/2021 SII called advised the daughter lives in the property and is upset that the servicer received a claim that was paid out of pocket. On 04/07/2021 SII advised she paid for XXX. On 04/12/2021 SII advised a payment was sent back to her and letter stated to contact servicer before sending another. On 04/22/2021 SII called and advised sent funds to take care of 04/2021 and 05/2021. On 04/27/2021 SII advised husband had a stroke and she is taking care of him and advised she was told to send $XXXX to bring current and then additional $XXXX which was sent 04/12/2021. On 05/06/2021 SII inquired about status of claim and advised it needs to show her name instead of deceased borrowers. On 05/14/2021 SII called regarding total amount due. SII advised will be sending a check to cure. On 06/02/2021 SII called to ask questions about her statement. On 09/07/2021 SII was asking about the corporate fees, Servicer explained the fee to the borrower, No further contact. Loan has remained current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	09/07/2021
456991127	3	[3] There is evidence of property damage. [2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2021.  On 02/18/2021, Unauthorized third party called regarding Insurance claim. Call transferred to loss draft department. On 02/19/2021, received call from unauthorized third party, ex-spouse, who stated house has been awarded to her in divorce decree and wanted to report XXX damage. Caller stated damage might be under $X.XX. Agent provided current guidelines for under $X.XX. On 05/03/2021, received call from unauthorized third party, ex-spouse, said is now the owner of the property. Agent advised ex-spouse is not listed as an authorized third party and to have borrower sign LOA. On 06/21/2021, received divorce decree for claimant, ex-spouse awarding property. Also received prior servicer SII letter. SII is confirmed based off the divorce decree. No further contact with borrower, loan was performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, Comment stated, called borrower unidentified female answered the phone and stated this number was for another name. Called regarding missing insurance estimate and claim check, sending missing document letter. Next Steps: pending.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	07/28/2021
456893619	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2021.  There was no contact prior to 02/18/21. Notes on 02/19/21 states unauthorized third party/ possible successor of interest called regarding a escrow refund check received. The servicer advised no authorization on file and advised to send  legal documents of successor in interest and death certificate in order to speak to them. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456524230	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2021.  There was no customer contact from 02/01/21-03/07/21. On 03/08/21 the customer was out of town and planned to sending in LOA to have a third party added to the account in order to make payments. The account remains performing. 04/07/21 the borrower made a payment of $700. 05/14/21 the customer discussed lender placed insurance and made a payment. 11/18/21 the customer requested research on the payment history. 12/07/21 the borrower confirmed general information and requested a payment history. There was no further contact up until 01/31/22. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/26/2022
456705748	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2021.  There was no contact prior to 03/29/2021. On 03/29/2021 the borrower made a payment by phone in the amount of $2500.00. On 04/28/2021 the borrower called to requested that the additional payment made on 03/29/2021 be reversed and applied towards Corporate advance fees. On 05/04/2021 the borrower authorized a payment in the amount of $XXXX. There was no contact after 05/04/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/26/2022
456510145	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2022.  There was no contact prior to 5/20/21.  On 5/20/21 the borrower called in to request a copy of the monthly statement.  On 9/25/21 The borrower called in to make a payment.  On 11/4/21 the borrower called in regarding the account not reporting and was informed that this was because the borrower had not reaffirmed. On 1/10/22 a payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/18/2022
456215719	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2021.  On 02/16/2021 borrower said they would make payment online. Mod was discussed. Illness of customer and family cited as RFD. Deferral was completed XX/XX/XXXX. On XX/XX/XXXX borrower called about check endorsement for XXX claim. Claim checks issued XX/XX/XXXX and XX/XX/XXXX. No subsequent contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/21/2022
456318518	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2022.  No contact prior to 02/24/2021. On 02/24/2021 borrower called to discuss account. On  03/29/2021 borrower called to make a payment. On 03/30/2021 borrower called regarding payment to post today. Servicer advised it has not been pulled yet. On 04/03/2021 borrower advised there is a missing payment in regards to the account. Servicer advised they received payments on 02/02/201 and was applied to 11/01/2020 payment. On 04/12/2021 borrower called regarding payment sent to prior servicer on 02/25/2021. On 04/15/2021 borrower called advised spoke to the bank and the replacement check will be received by XXX by 12:00pm. On 04/22/2021 borrower called to follow up on dispute a payment was sent to prior servicer and nr cooper destroyed the check so the customer had a new check reissued. On 05/03/2021 borrower called for a certain rep and also went over payment history and asked rep to return call. On 05/04/2021 borrower called advised returning a mix call. Servicer advised they called to follow up on last conversation. On 05/28/2021 borrower advised completed bank wire for $XXXX to go towards principal and interest. On 06/23/2021 borrower called regarding an unapplied balance on statement. On 07/13/2021 borrower called to provide bank wire confirmation. On 08/12/2021 borrower called to confirm payment was received. On 10/22/2021 borrower confirmed not impacted by covid.  On 01/04/2022 the borrower made a promise to pay on 01/20/2022. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/04/2022
456178888	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2021.  On 02/02/21 the borrower called promised to pay. On 02/10/21 the borrower called to make a payment. On 02/26/21 the borrower called advised account current. On 04/05/21 the borrower called about taxes going up on the account. On 04/09/21 the borrower called in regards to escrow shortage and next payment due. On XX/XX/XXXX the borrower called had XXX claim number. From 05/22/21-10/04/21 there was no contact established. On 10/05/21 the borrower called account compromised advised if account number is the same still can ach payment. On 10/27/21 the borrower called promised to pay. There was no further contact established Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456378728	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2021.  There was no contact from 02/01/21-02/08/21. On 02/09/21 the customer discussed the account status and pending stimulus funds. 03/22/21 the authorized was waiting on stimulus in order to make a payment. On 05/25/21 the authorized confirmed a payment was set up. The account remains performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	08/23/2021
456433334	3	[3] Deceased Borrower(s) - No Death Certificate Received

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021.  No contact prior to 2/26/21. On XX/XX/XXXX the borrower called for the status of the insurance check, was advised all checks were endorsed and released today. No further contact made.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per the last notes, the borrower is awaiting the check to be mailed to borrower.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	11/09/2021
456979028	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2021.  On 2/11/21 the borrower called in to make a payment.  On 2/22/21 the borrower stated that they would call back tomorrow.  On 2/24/21 payment was made. On 3/5/21 the borrower promised to pay.  On 3/17/21 payment was made. The borrower stated that they intend to keep the property.  On 4/8/21 a payment was made. On 5/11/21 the borrower requested a call back the next day.  On 6/21/21 the borrower called about a returned payment and was advised that it was due to a different account being used because they used a card.  On 6/21/21 a payment was made.  On 7/9/21 the borrower advised that they were out of work and now retired and would be able to make the payment by the end of the month.  On 7/17/21 a payment was made.  On 7/23/21 the borrower was advised of a missed payment and they stated they would pay at a later date.  On 7/27/21 the borrower was called to discuss the missing payment.  On 10/6/21 the borrower stated that they were out of town and will pay when they return.  On 10/8/21 a payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/11/2022
456501380	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2022.  During the review period of 02/2021 through 01/2022 the lender attempted to contact the borrower 126 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 1 time. On 09/02/2021 the phone call dropped no dialogue to report. There has been no more attempted contact between the servicer and the borrower since 09/02/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender attempted to contact the borrower 126 times and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 1 time. The loan is performing and is on time throughout the review period. .	01/31/2022	01/15/2022
456145830	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021.  On 2/2/2021 the 3rd party family member of the deceased Borrower called the Servicer and advised that they had sent in the documents proving that they were the executor of the estate. The 3rd party said that the property was tenant occupied and they intended to retain the property. The 3rd party requested a payoff and it was emailed to them. There has been no further contact with the Borrower/SII.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/11/2022
456960685	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2022.  The borrower called in to discuss a one time payment on 02/10, and follow up with a missing document letter on XX/XX/XXXX for a claim check.  On 03/10 the borrower made a payment and again discussed missing documents on XX/XX/XXXX.  On 04/07 and 05/06 the borrower called in a payment.  The borrower called to say they would send in missing documents on XX/XX/XXXX.  On 06/03 the borrower inquired about the new payment amount and on XX/XX/XXXX the borrower called in to review the insurance estimate.  On XX/XX/XXXX and XX/XX/XXXX the borrower again called to discuss the insurance.  On 08/11, 09/08, 10/11, 11/12 and 12/10 the borrower called in payments.  On 01/06 the borrower called in to say they were out of work for a few weeks due to covid but was not interested in a forbearance, as they are already back to work. The borrower also made a payment at this time.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/10/2022
456549844	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2022.  There was no contact prior to 03/03/2021. On 03/03/2021, the borrower called to make a payment after receipt of a collection call and advised of hardship due to a death in the family. On 03/30/2021, the borrower called to make the March payment. On 04/23/2021, the borrower called to inquire about the payment change and scheduled a payment for 04/30/2021. Servicer advised of the creditor transfer. On 05/31/2021, the borrower called to confirm the payment was successfully drafted. Servicer confirmed payment and advised that it was still within the grace period and only reports to a late payment to the credit bureau at 30+ days late. On 07/01/2021 and 08/02/2021, the borrower called to make a payment. On 08/25/2021, the borrower inquired about the notice that was received and was advised it was for the payment reminder. Borrower provided a promise to pay the August payment on 08/27/2021. On 08/30/2021, the borrower called to make a payment and advised of hardship being due to the borrower’s payment schedule. Servicer confirmed there was no impact to credit. On 09/27/2021, the borrower called about the increase in payment and to make a payment. Servicer explained the prior modification step-up and deferred balances. On 10/13/2021, the servicer called the borrower to clarify found out if the interest rate of the current modification created hardship. The borrower claimed it did but paid it to avoid delinquency. Servicer solicited loan offers/assistance options. On 10/29/2021, the borrower called to make a payment. On 11/17/2021, the borrower called regarding a letter received and was advised of the terms of the modification. On 11/29/2021, the borrower called to confirm the payment processed. On 12/30/2021 and 01/31/2022, the borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456506187	3	[3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2021.  No contact prior to 02/23/2021. On 02/23/2021 co borrower called to make a payment. On 03/24/2021 borrower called to make a payment. On XX/XX/XXXX borrower called advised they had a XX on XX/XXXX. On XX/XX/XXXX borrower called to provide claim information. On XX/XX/XXXX borrower called requesting additional funding because she did not think the money the insurance company has approved would cover the repairs. On XX/XX/XXXX borrower called regarding claim check and advised will send required documents with check. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XX/XX/XXXX Claim funds received for XXX damage date of loss XX/XX/XXXX. XX/XX/XXXX check in amount of $X.XX received and on XX/XX/XXXX check in amount of $X.XX received.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/13/2022
456472252	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2021.  On 02/0/21 Called the borrower to talk about fines and penalties borrower declined to talk. On 02/08/21 the borrower called to make a payment. On 03/11/21 the borrower called discussed letter mailed. On 04/08/21 the borrower called to make payment and requested mortgage statements. On 06/03/21 the borrower called about email received advised to reply to email. On 09/13/21 the borrower called to make payment. On 12/07/21 the borrower called to make a payment. There was no further contact established loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	12/07/2021
456335095	3	[3] Property Damage - Neglect - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2021.  On 02/01/2021, welcome call to borrower who asked if can return call tomorrow.  On 02/10/2021, borrower called in for information to set up account online. Stated was unaware account was transferred to SPS. Agent advised of account timeline and when the goodbye letter was sent as well as hello letter. Borrower will call back to provided routing and account number to set up ACH for the 02/2021 payment. On 02/11/2021, borrower called and made a promise to pay the 02/1/2021, on 02/12/2021. On 05/03/2021, borrower called to get help logging into the website. On XX/XX/XXXX, borrower called and stated has some damage on XXX and was told need to contact XXX. Agent advised need to contact Insurance to file a claim. No further contact with borrower, loan was performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower states has some damage on XXX and was told need to contact XXX. Borrower was advised by agent need to contact Insurance and to file a claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/24/2022
456949145	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	01/31/2022	02/15/2022
456001042	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021.  There was no contact prior to 02/11/21. On 02/12/21 the borrower called to make a payment and to discuss payment increase. There was no contact from 02/13/21 to 04/15/21. On 04/16/21 the borrower called through IVR phone to make a loan payment and spoke with customer service for online access with new servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456851694	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2021.  There was no customer contact from 02/01/21-04/19/21. 04/20/21 the borrower discussed claim check information. 12/23/21 the customer made a payment and was provided with payment options. The account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  notation on XX/XX/XXXX indicates a claim check for XXX damage had been received. The check was endorsed and released.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456165013	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2021.  During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 2 times. On 05/03/2021 Authorized 3rd party stated the borrower is deceased. On 06/08/2021 the borrower stated he is paying the bills stated trying to get loan docs updated borrow deceased dod XX/XX/XXXX XXX is the husband. There has been no more attempted contact between the servicer and the borrower since 06/21/2021.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender has not attempted to contact the borrower. During the same period of time the borrower was able to contact the lender 2 times. The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	02/15/2022
456520414	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2021.  There was no contact prior to 4/22/2021. On 4/22/2021 the co Borrower called to advise that the Borrower died on XX/XX/XXXX. On 5/5/2021 the Co Borrower called regarding a letter they received to send in the death certificate. On 7/7/2021 the Co Borrower called to obtain the address to send the death certificate. On 7/30/2021 the co Borrower called the Servicer to ensure that the death certificate was received. On 10/15/2021 the co Borrower called the Servicer to confirm the new payment amount starting XX/XX/XXXX. There has been no further contact with the co Borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456103274	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2021.  There was no contact prior to 04/09/2021. On 04/09/2021 the co-borrower stated to call her husband regarding the property. There was no contact from 05/01/2021 through 07/2021. On 08/30/2021 the co-borrower state that the borrower is solely responsible for making payments. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/11/2022
456376233	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021.  On 04/13/21 borrower called and was advised of new loan number, payment options, and grace period. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456627445	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2021.  There was no contact prior to 5/7/21.  On 5/7/21 a payment was made.  On 8/25/21 the borrowers son called in to advise that they live in the property and wanted to discuss the tax payment.  This was the last contact during the review.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/09/2022
456510491	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021.  On XX/XX/XXXX borrower reported new claim for XXX damage and $X.XX check. Notes of XX/XX/XXXX indicated claim check was mailed to borrower. Notes of 01/06/2022 indicated modification request received due to death in family. Notes of 01/07/2022 indicated mod denied as loan not delinquent. No subsequent contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456544257	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2022.  on 2/8/21 borrower called about modification.  On 2/24/21 retuned call about insurance.  On 3/3/21 borrower called to discuss claim.  On 3/10/21 the borrower made a payment.  On XX/XX/XXXX discuss loss draft ins. claim.  On XX/XX/XXXX discuss status of claim.  On XX/XX/XXXX  discuss status of claim.  On 5/24/21 the borrower made a payment.  On 6/14/21 the borrower scheduled a payment.  On XX/XX/XXXX  discuss status of claim.  On 6/30/21 the borrower scheduled a payment. On 7/12/21 the borrower scheduled a payment.  On 7/27/21  the borrower made a payment.  On 7/28/21 the borrower made a payment.  On 8/7/21 PTP.  On 8/14/21 borrower scheduled a payment.  On XX/XX/XXXX discussed inspection photos.  On XX/XX/XXXX discuss ins claim.  On XX/XX/XXXX discuss ins claim  On 11/5/21  the borrower made a payment.  On 11/15/21  the borrower made a payment.  On XX/XX/XXXX discussed ins claim.  On XX/XX/XXXX spoke with ATP about final claim.  On 1/21/22  the borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Loan modification booked XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX repairs due to XXX damages  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456270571	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2021.  No contact prior to 04/14/2021. On XX/XX/XXXX borrower is upset is due to XXX is taking forever to send the loss draft check and cannot do repairs and that is why she is not paying. On XX/XX/XXXX borrower advised reason for not paying is XXX is taking forever to send loss draft checks and cannot complete repairs on home and will have to take a loan out. On XX/XX/XXXX borrower called regarding claim status. On 05/25/2021 borrower called regarding April and May's payment. On XX/XX/XXXX borrower was upset regarding funds for repairs which is now approved. On 06/04/2021 borrower advised will make a payment today. On 07/07/2021 borrower made a payment in amount of $XXXX. On XX/XX/XXXX borrower advised will schedule inspection soon and have contractor complete WOL. On 08/1/02021 borrower made a payment. On 09/11/2021 borrower made a payment. On 10/04/2021 borrower made a payment. On 11/03/2021 borrower made a payment. No further contact. Loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456053576	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2021.  From 02/0/21-06/13/21 there was no contact established with the borrower. On 06/14/21 The borrower called to bring account current. From 06/15/21-09/30/21 there was no contact established. On XX/XX/XXXX The borrower called stated had XXX damage. On 10/26/21 the borrower called for refinance number. On XX/XX/XXXX the borrower called with contractor to request the scope of the work. There was no further contact established. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456916251	3	[3] There is evidence of property damage. [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2021.  No contact prior to 2/2/21. On XX/XX/XXXX the borrower called to advise that XXX in which it was determined the borrower was correct and a check was going out overnight to the insurance company. On 2/18/21 the borrower called in regards to a charge in the amount of $103.50, the borrower was advised to send the request in writing for it to be researched. On 9/30/21 the borrower called to advise will get homeowner's policy in November. On XX/XX/XXXX the borrower called for the status of the XXX claim, received two checks. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to the property.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/09/2022
456743771	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2021.  There was no contact prior to 5/27/2021. On XX/XX/XXXX the Borrower called about an insurance claim. The Servicer attempted to explain the process but the Borrower would not allow the representative to speak and was yelling. The call was disconnected. On XX/XX/XXXX the Borrower called about the insurance claim and the Servicer explained the stamp and go/monitor process. . On XX/XX/XXXX the Borrower called about the insurance claim and advised that they had a claim check and wanted additional information from the Servicer which was provided. On XX/XX/XXXX the Borrower called the Servicer about the claim status. The Borrower advised that they did not fill out the affidavit required to be sent to the insurance company. The Servicer advised the Borrower of the information needed to process the claim and the Borrower advised that they didn't trust them. On XX/XX/XXXX the Servicer advised the Borrower that they were waiting for insurance information. On XX/XX/XXXX the Servicer spoke with the Borrower who had called about the status of the check. The Servicer advised that it was received along with the required information. On XX/XX/XXXX the Servicer spoke with the Borrower who advised that they wanted their check. The Servicer advised that it had been mailed on XX/XX/XXXX.   On 7/15/2021 the Borrower called and said that the bank had rejected the check due to endorsement irregularities and the had contacted XXX and XXX. The Servicer advised to have the insurance company have the check reissued. On 8/24/2021 the Borrower called to get the name of a person to send information to. The Borrower also advised that the insurance company reissued the check. The Servicer advised because of the problems to resolve the issue the Borrower should send the check fully endorsed and it would be deposited and then disbursed as payable to the Borrower. On XX/XX/XXXX the Servicer noted the check was sent to the Borrower in the amount of $X.XX and the claim was closed. There is no evidence that the repairs were completed. On 11/12/2021 the Servicer called the Borrower who became very unprofessional during the call. The Servicer advised that two payments were drafted in error and requested funds returned. On 11/19/2021 the Servicer spoke with the Borrower who advised that they held a top clearance with XXX and refused to be recorded during the call. On 11/29/2021 the Borrower called the Servicer and was upset that the payment was past due because they had already made the payment. On 12/10/2021 the Borrower called the Servicer to make a payment on the account and to complain that they had to pay late charges due to the problems with the account. The Servicer advised that they would submit a request to have the fees waived and the credit bureau adjusted. There has been no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The Servicer was notified of an insurance claim on XX/XX/XXXX. On XX/XX/XXXX the Servicer mailed a check endorsed to the Borrower in the amount of $X.XX. The check was not cashed by the bank and a new check was issued. On XX/XX/XXXX the Servicer noted that the final check was mailed to the Borrower on XX/XX/XXXX in the amount of $X.XX and noted that they were closing the claim. There was no evidence that the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456882048	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2021.  On 02/11/2021, the borrower called due to inability to make the payment online. Servicer advised that the account is pending the modification and final documents were sent to the borrower on 02/07/2021. The final documents were returned but a change in escrow required a down payment by the borrower which was not received, and the modification trial failed 03/02/2021. On 03/08/2021, the borrower called about the payment made on Friday and servicer advised of the reason for the modification denial. On 03/09/2021, the servicer advised that the docs will be redrawn if the remaining funds needed are received. The final modification documents were redrawn and sent to the borrower on 04/13/2021. The borrower called on 05/04/2021 to make a payment but was advised to contact counsel. The modification was noted as booked and foreclosure was closed XX/XX/XXXX. On 05/20/2021, the borrower called to make a payment. On 08/03/2021, the borrower and previous attorney called to inform that the borrower is no longer being represented, so mail should be sent to the borrower. A payment was also submitted. On 09/02/2021, the borrower called to make a payment. On 10/05/2021, the borrower advised of not receiving monthly statements. Statements and a breakdown of fees were requested, and borrower wanted to make a payment to principal. On 11/03/2021, the borrower called for an explanation of the billing statement and requested for extra payments to be applied to principal. A payment was made. On 12/02/2021, the borrower inquired about not receiving the billing statements and servicer confirmed the mailing address is still under the attorney address. The borrower made a contractual payment plus extra principal. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/22/2022
456283178	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2021.  There was no contact prior to 3/16/21. On 3/16/21 to discuss the change in payment.  On XX/XX/XXXX the borrower called in regarding submitting a claim for XXX. This was the last contact during the review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called in to state that XXX and requested information to file a claim.  The commentary does not indicate that a claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/11/2022
456571671	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2021.  There was no customer contact from 02/01/21-03/16/21.On 03/17/21 the customer discussed workout plans and curtailment in income. On 05/14/21 the customer discussed scheduling a payment. On 05/19/21 the customer confirmed the next payment due and addition payment of $XXXX. On 07/3/21 the customer made a payment. On 08/06/21 an email was sent to the customer confirming reassignment for the repayment plan scheduled from 03/01/21-08/01/21. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456645774	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2021.  On 02/02/21 borrower called about correcting credit report and stated he had covid. On 02/25/21 borrower made a payment by phone. On 04/28/21 borrower was unable to make payment online and made a payment by phone. On 06/21/21 borrower made a payment by phone. On 07/23/21 borrower made a payment by phone. On XX/XX/XXXX borrower made a payment by phone, waived fee and borrower stated damage to XXX and was given information for claims. On 09/30/21 borrower made a payment by phone. On 10/29/21 borrower made payment by phone. On 11/27/21 borrower made a payment by phone. On 12/29/21 borrower made a payment by phone.  No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/29/2022
456794754	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2021.  From 02/01/21-06/08/21 there was no contact established with the borrower. On 06/09/21 the borrower called regarding mod trial payment. On 06/2/8/21 the borrower called to discuss payment. On 07/16/21 the borrower called advised mod trial completed. On 09/15/21 the borrower called loan current advised next payment due. On 10/11/21 the borrower called to advise passing of co borrower advised to send in death certificate. There was no further contact established Loan performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456074905	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Bankruptcy [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2022.  There is no borrower contact noted from 02/01/21 to 05/26/21 due to active bankruptcy on the file.  The borrower called in on 05/26 to say that the co borrower had passed and was advised to have the spouse removed the borrower will need to refinance the loan.  On 08/24/2021 the borrower called in to discuss the escrow account.  There is no further contact noted due to the active bankruptcy.  The loan is in active bankruptcy.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/29/2022
456981140	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2021.  No borrower contact made prior to 2/3/2021, on 2/3/2021 the borrower called in for copy of 1098 and was told mailed out on 1/28/2021. On XX/XX/XXXX the borrower called in regarding insurance claim check for XXX damage, the borrower inquired how to proceed with endorsement. The borrower was given address to send endorsed check. On XX/XX/XXXX the borrower called in to verify if loss draft check was received the borrower was told to allow up to 48 hours to review and endorsed check for XXX damage on XX/XX/XXXX for $X.XX. On XX/XX/XXXX the borrower called in for address to mail loss draft check. ON XX/XX/XXXX the borrower called in on status on endorse check being mailed out to them and was told to call back as loss draft department was closed. On XX/XX/XXXX the borrower called to check status of check and was told that check was not received as of yet. On XX/XX/XXXX the borrower called in for status of check and was told not received yet the borrower was told to ask for reissue and no check is in the system. On XX/XX/XXXX the borrower called in to speak to supervisor regarding loss insurance claim check the borrower was told will get a call back. ON XX/XX/XXXX the borrower was called and told that call back is still scheduled and loss draft package was emailed to borrower. On XX/XX/XXXX the borrower was called and told that check was sent to wrong address and servicer did not have it. On XX/XX/XXXX the borrower called in to verify if check was received and was told not as of yet. On XX/XX/XXXX the borrower was called and told that check was sent back to borrower endorsed and released. ON 5/17/2021 the borrower called in to verify PB amount the borrower request payment research for January payment. No further contact made with borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	07/28/2021
456492987	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2021.  On 2/25/2021 the Servicer spoke with the Borrower and the Borrower requested the insurance information. On 3/4/2021 the Borrower called the Servicer for the insurance information again. On 9/3/2021 the Servicer spoke with the Borrower who stated that they didn't need calls before the 15th and that the home was damaged due to XXX that hit XXX. The Servicer advised of workout options. On 10/12/2021 the Servicer spoke with the Borrower who advised that they were unemployed but made a payment in the amount of $XXXX. The Servicer advised of forbearance options.  On 12/11/2021 the Servicer spoke with the Borrower who advised that they would pay the mortgage payment on the 15th and disconnected the call. There has been no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower called the Servicer to get the insurance company information to file a claim as XXX. There was no information in the commentary that the claim was filed or the extent of the damage. On XX/XX/XXXX the Borrower called the Servicer and they advised that the home was damaged due to the XXX that hit XXX. The commentary did not indicate the type of damage or if a claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/07/2022
456872244	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2021.  There was no customer contact from 02/01/21-04/28/21. On 04/29/21 the customer confirmed website information. On 06/08/21 the borrower discussed repayment and payment was applied. On 06/23/21 the status of the account was verified. On 08/24/21 the customer confirmed successor and planed to follow up to verify the account was updated accordingly. On 09/02/21 the borrower confirmed the death certificate for the primary borrower and discussed general information. On 12/13/21 the customer confirmed general information and made a payment. The account is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	12/13/2021
456095176	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2021.  There was no contact prior to 03/05/2021. On 03/05/2021, the borrower was conferenced in via a third party to inquire about the balance, payment and status of the account. Servicer advised that the servicing was just acquired so there are no late payments reflected. On 03/10/2021, the borrower advised that the property is just raw land with no structure, so no insurance is required, and borrower will not pay for it.  The borrower will call back to make the March payment. On 03/16/2021, the borrower called to confirm the account was due for 04/01/2021. On 05/14/2021, the borrower to advise that the account should not be escrowed since the property is an empty lot. Per comments on 05/24/2021, the account was changed to a vacant lot and force placed insurance would be reversed. On 07/22/2021, the borrower called and was transferred to the insurance department. On 09/08/2021, the borrower called to request for the insurance letters to stop being mailed to the borrower since the property is a raw land with no home on the property. A request was submitted to stop the letters. No further contact is evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/26/2022
456671773	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2021.  During the review period of 02/2021 through 01/2022 the lender attempted to contact the borrower 1 time and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 12 times. On 7/13/2021 the borrower made a payment. On 7/14/2021 the borrower wants detailed report of late bills. On 07/23/2021 the borrower  called regarding the payments.. the trustee is done with the payments and the customer has been making payments to the prior servicer. On 07/26/2021 the borrower called in no dialogue to report. On 08/03/2021 the borrower stated he can't make any pmt now , will call back. On 08/10/2021 the borrower stated he can't make any pmt now, will call back. On 08/17/2021 the borrower was in a rush, said that we would get it on thursday but didn't say how. On 09/21/2021 the borrower called in confirmed Customer was in a rush, said that we would get it on thursday but didn't say how. On 10/14/2021 the borrower called in about account and the payment he made. On 11/17/2021 the borrower insists did not file a CH XX BK, referred to dispute team to review. On 12/17/2021 the borrower called in to go over account adv of process with discharge chapter XX indicator and relief of stay from confirmed plan adv once completed we should be able to update account said made last payment to discharge. There has been no more attempted contact between the servicer and the borrower since 12/17/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender attempted to contact the borrower 14time and left a message on the answering machine. During the same period of time the borrower was able to contact the servicer 12 times. The loan is performing and is on time.	01/31/2022	01/26/2022
456745078	2	[2] Current Status - Bankruptcy [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2021.  There was no contact with borrower prior to 08/26/2021. On 08/26/2021, borrower called to go over account. Agent advised of process with escrow as account was just service transferred also discussed insurance. No further contact with borrower, loan was performing and is in Bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/14/2022
456246663	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2021.  On 2/10/21 borrower called about payment.  On 8/16/21 welcome call completed.    On XX/XX/XXXX discussed XXX repairs.  On XX/XX/XXXX discussed XXX repairs.  On 10/4/21, impacted by covid..  Made a payment.  On 11/16/21 borrower made a payment.  No more contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Comments on XX/XX/XXXX - This property is located in a disaster area designated by XXXX declared on XX/XX/XXXX. No damages reported.	01/31/2022	01/21/2022
456117237	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2021.  On XX/XX/XXXX borrower called about claim check and was advised to have check sent overnight to be endorsed and claim amount updated. On 03/03/21 borrower made payment by phone. On 08/10/21 borrower completed welcome call. On 09/01/21 borrower called for assistance to log into mobile app. On 09/23/21 borrower was advised that updated insurance was received. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/26/2022
456243239	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2021.  No contact made from 02/01/21 through 05/02/21. On XX/XX/XXXX borrower called in complained that bank is inconvenient and claim is non-monitored. On 08/09/21 borrower called in for information where to send in payments. On 08/30/21 for verification entry. No further contact to end of review period 01/31/22.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/21/2022
456949274	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2021.  No contact prior to 06/22/2021. On 06/22/2021 borrower called to see if there is a check for her since the insurance company has not told her anything. Servicer advised they received the claim check. On 08/23/2021 borrower called to see if anything has changed with account since it was transferred. On 09/07/2021 borrower called to confirm insurance was received. On 10/15/2021 borrower called to inquire about billing statement. No further contact loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/20/2022
456914411	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2021.  No borrower contact made prior to 5/6/2021, on 5/6/2021 the borrower called in to make sure payment went through and to dispute credit reporting, the borrower was told that dispute can be opened but no guarantee they will change reporting. No borrower contact from 5/6/2021 to 11/15/2021. On XX/XX/XXXX the borrower called in regarding claim check received, On XX/XX/XXXX the borrower called for loss draft process for claim of $X.XX. the borrower was explained monitored process. On XX/XX/XXXX the check for $X.XX for DOL XX/XX/XXXX for XXX was endorsed and released claim closed on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	11/24/2021
456486902	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2022.  On 03/10/2021 borrower called about fees. On 03/17/2021 borrower made a payment and requested fees be waived. Borrower made a payment on 04/22/2021 and asked for principal balance. On XX/XX/XXXX borrower called about claim check endorsement. Claim process discussed on XX/XX/XXXX. Claim was processed on XX/XX/XXXX. On 07/01/2021 borrower called for 1098 info. On 08/19/2021 borrower called about trust letter. On 09/03/2021 borrower was contacted and stated they would make payment. Borrower made a payment and asked about lower interest rates on 10/14/2021. On 11/05/2021 borrower scheduled a payment. Borrower made a payment and discussed refinance on 12/15/2021. On 01/15/2022 borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/15/2022
456013999	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2021.  There was no contact prior to 7/14/2021. On 7/14/2021 the Borrower spoke with the Servicer regarding the increase in the payment. Servicer explained the escrow analysis and the shortage. Borrower made a payment in the amount of $XXXX. On 9/10/2021 the Servicer spoke with the Borrower and the Borrower advised that they would make the payment via the IVR. On 9/21/2021 the Borrower called the Servicer and asked who owned the loan and who owned it previously. The Borrower requested to speak to the loss draft department. On XX/XX/XXXX the Borrower called the Servicer regarding the claim check for XXX damage on XX/XX/XXXX. The Borrower indicated that they would need to have the claim check payee changed and would call the insurance company to have that done. The Servicer advised of timeframe for endorse and release procedures and of necessary documents.  On XX/XX/XXXX the Servicer spoke with the Borrower regarding the insurance claim check. The Servicer advised that they needed the Borrower to send the unendorsed check along with an insurance estimate in. The Borrower said that the Servicer wasn't their mortgage company. There has been no further contact with the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the Borrower advised of XXX damage claim check for loss on XX/XX/XXXX. The Servicer advised of procedures for endorse and release. On XX/XX/XXXX the Servicer spoke with the Borrower and advised to send the check in along with an insurance estimate. The Borrower indicated that the Servicer was not their mortgage company. On XX/XX/XXXX the insurance department left a follow up message for the Borrower regarding the claim check and the insurance estimate as it had not yet been received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/11/2022
456031845	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2021.  On XX/XX/XXXX authorized third party called to discuss insurance claim, claim has been closed. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: Comments on XX/XX/XXXX -Disaster Area Impact. Effective XX/XX/XXXX and continuing as a result of XXX. Damages were reported.	01/31/2022	02/11/2022
456902326	3	[3] Asset Documentation - Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2021.  No contact before 03/26/21. On 3/26/21 the b1 called told has atty call us on account then they hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title judgement of record.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456149740	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2022.  On 2/2/21 the called in to discuss a breach letter and to make a payment.  On 10/01/21 the borrower called in to schedule a payment.  On 10/4/21 the borrower called in to schedule a payment.  On 11/3/21 the borrower called in to schedule a payment.  On 1/5/22 the borrower called in to schedule a payment.  This was the last contact in the review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/05/2022
456813680	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2021.  On 02/26/2021, the borrower wanted to setup autopay and will be mailing in the recurring draft form. The borrower mailed in two payments on 02/13/2021 but servicer advised it may be delayed due to the storm. The borrower will also be mailing in the death certificate of the recently deceased co-borrower (date of death noted as XX/XX/XXXX). The auto-draft was effective for the 03/19/2021 payment. There was no further contact evident.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	10/11/2021
456307168	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2021.  No contact prior to 5/17/21. On 5/17/21 the authorized third party called in regards to letter received. On 12/20/21 the authorized third party called to update the automatic payments information. No further contact made with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/25/2022
456719543	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2021.  No contact from 02/01/21 through 04/05/21. On 04/06/21 unauthorized caller inquired for authorization documents  all ended. On 04/22/21 third party called for update on modification. On 05/04/21 third party inquired on modification documents and to have emailed. Requested to have the cease and desist off the account. On 05/05/21 advised borrower modification documents received. On 06/14/21 third party calling to advise can leave a voice mail. On 08/03/21 third party called in to inquire on insurance. On 09/08/21 third party inquire on payment increased. On 10/13/21 third party called in to make payment. No further contact made to end of review perios 01/31/22.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/29/2022
456627049	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2021.  There was no customer contact from 02/01/21-04/14/21. 04/15/21 general account information was discussed. On 05/01/21 the third party confirmed payment was made and informed proof of ownership was needed. On 06/10/21 the customer confirmed insurance was paid. The account has been performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/31/2022
456554258	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2022.  From 02/01/21-01/05/22 there was no contact established with the borrower. On XX/XX/XXXX the borrower called with new claim due to XXX damage. There was no further contact established with the borrower. Loan performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  on XX/XX/XXXX The borrower called reported active claim and XXX damage stated sent check in the amount of $X.XX.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/10/2022
456500683	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2021.  No borrower contact made prior to 6/8/2021, on 6/8/2021 the ATP called in stated that home will be sold once tenant lease is over, the ATP was told to send in update insurance on home. No further contact made with borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456415443	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2021.  No contact prior to 12/10/2021. On 12/10/2021 borrower called to know what her exact payment amount is. No further contact. Loan is in bankruptcy and is current.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/12/2022
456824969	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2021.  There was no contact prior to 11/15/2021. On 11/15/2021 the 3rd party family member called to send in the death certificate and the POA. The Servicer provided the fax information. On 11/17/2021 the Servicer noted received of the death certificate on 11/15/2021. On 11/19/2021 the 3rd party called to verify that the death certificate had been received. The Servicer advised that it had been received but they needed additional information and would not be able to discuss the account until these were received. On 11/23/2021 the 3rd party family member called to advise that they had sent in the POA and the documents necessary to get authorized on the loan. The Servicer advised that the death certificate was blurry and provide an email address for them to send it to. There has been no further contact with the 3rd party.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/07/2022
456461115	3	[3] Occupancy - Vacant [3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The commentary indicates that there is moderate damage to XXX but is not specific and does not state as to if there was interior damage.  This is based on a property preservation report and no claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The latest inspection from 6/7/21 indicated that the property was vacant and not secured. The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	01/31/2022	02/10/2022
456276279	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2022.  No contact prior to 12/3/21. On 12/3/21 the borrower called in to schedule a payment. On XX/XX/XXXX the borrower called to advised of XXX damages and some XXX damages due to XXX and requested loss draft information. On XX/XX/XXXX the borrower called to get insurance checks endorsed. On XX/XX/XXXX the borrower advised needs checks endorsed and a request was sent to the processor. On XX/XX/XXXX the borrower called for the status of the claims checks, was advised sent by mail on XX/XX/XXXX. On XX/XX/XXXX the borrower was advised of the checks were mailed by XXX on XX/XX/XXXX and the check information. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  There was also XXX in which caused XXX damages.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456446851	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2022.  On 04/09/2021 borrower said upset with calls and they did not live at property. On XX/XX/XXXX servicer received $X.XX claim check for XXX loss on XX/XX/XXXX. Claim funds mailed to borrower XX/XX/XXXX. Claim was closed XX/XX/XXXX. Borrower called XX/XX/XXXX about claim check being reissued (w/o deceased co-borrower). Reissued check mailed XX/XX/XXXX. On 01/04/2022 authorized third party called to make a payment.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/09/2022
456535251	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2021.  On XX/XX/XXXX borrower called to discuss claim and where to send check for endorsement. On 04/14/21 borrower called for claim check update. On 07/09/21 borrower called about a text message for payment request for $XXXX and stated will make the payment online. No further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/14/2022
456387789	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Occupancy - Non Owner Occupied

[2] Property is located in a FEMA disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2022.  On 02/09/21 borrower discussed amortization. On 03/22/21 discuss insurance cancellation. On XX/XX/XXXX borrower inquired on natural disaster and needs check endorsed. On XX/XX/XXXX Borrower called on status of claim and was advised check mailed. On 01/18/22 borrower called for 1098 form. No further contact to end of review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX new claim opened for XXX damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/09/2022
456744642	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2021.  There is no borrower contact noted from 02/01/21 to 08/04/21 when the borrower called in to make a payment.  The authorized party called in again on 09/10/21 to say that one of the account holders had passed.   On 09/15 the authorized party called in to stated he was sending paperwork to have the account established as an estate.  There is no further borrower contact noted during the review period.  The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456235784	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2021.  No contact prior to 11/6/21. On 11/6/21 the co-borrower called to get the loan number in which it was provided, the borrower was advised a welcome letter will be sent and can still set up the bill payments. After further speaking to the "co-borrower" it was noted the person calling was not authorized. On 11/10/21 the borrower called to set up automatic payments, was assisted in doing so. On 11/30/21 the borrower called to inquire about the automatic payments, was advised set up and will be withdrawn the 10th of every month. No further contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/11/2022
456664154	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: The sole borrower is deceased. The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.	01/31/2022	02/15/2022
456779949	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2022.  There was no contact prior to 11/08/2021. On 11/08/2021 the borrower called in to get the new loan number to process IVR payment. On XX/XX/XXXX the borrower called in due to insurance claim. Contact made from XX/XX/XXXX through XX/XX/XXXX reflects the borrow calling regarding insurance claim and documents needed. On XX/XX/XXXX the borrower called regarding the draw status in the am9unt of $X.XX. The borrower was advised  of processing time. On XX/XX/XXXX the borrower regarding the check and was advise that it was sent on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Commentary dated XX/XX/XXXX reflects that an claim check in the amount of $X.XX was received for XXX loss on XX/XX/XXXX. 1st draw in the amount of $X.XX was disbursed on XX/XX/XXXX  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/10/2022
456737144	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2022.  There was no contact prior to 11/21/21. On 11/22/21 the borrower called and made a payment. On 11/23/21 the borrower called to confirm  loan balance  and next due date. On 12/03/21 the borrower called to request to be set up on monthly auto draft pay. On 12/06/21 the borrower called regarding tax bill. On 12/18/21 the borrower  called to confirm if they received husband death certificate and when auto draft will start. The servicer confirmed death certificate received on 12/17/21 and how they do not see they received or account set up for auto draft and they will send the out the form again to fill out and sign. On 01/2122 the borrower called to confirm auto draft was set up. The servicer advise not yet and confirmed property taxes were paid. On 01/28/22 the borrower called and made a payment and stated received auto draft form. On 01/31/222  the borrower called  stating received auto draft form and needs correspondence mailing address to return it.  The servicer advised February will need to be made and auto draft will start in March.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456434120	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2022.  There was no contact prior to 11/15/21.  On 11/15/21 the borrower called in to request help with with the web site.  On XX/XX/XXXX the borrower called in to report a claim on the property and requested instructions to have the claim check endorsed.  This was the last contact during the review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called in to report XXX damage to the property and requested instructions to have the claim check endorsed.  The commentary does not include an actual date of loss, amount of claim or a status as to the completion of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/11/2022
456589582	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2021.  On 12/8/21 borrower advised they made a payment. No additional contact, the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments on XX/XX/XXXX - BK cramdown modification on  XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	01/28/2022
456774024	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: During the review period of 02/2021 through 01/2022 the lender attempted to contact the borrower 4 times and left a message on the answering machine. During the same period of time the borrower has not contacted the servicer. The loan was current from the start date of the review 02/2021 through 01/2022.	01/31/2022	01/27/2022
456374589	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2021.  There was no contact prior to 04/29/2021. On 04/29/2021, the borrower called to make a payment. The account was under a chapter XX bankruptcy that was discharged on XX/XX/XXXX. On 08/31/2021, the borrower called to make a payment. On 12/29/2021, the borrower inquired about a notification requesting the Mortgagee Clause and that payment had not been received. Servicer advised of the insurance company on file and the borrower advised of the current company and will send in the declaration page. In 12/31/2021, the borrower needed a password reset. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/08/2022
456660536	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2022.  No contact prior to 4/6/21. On 4/6/21 the borrower scheduled the two payments that were due. On 4/9/21 the borrower advised will make remained of 4/1/21 payment around 4/16/21. On 5/5/21 the borrower was advised of payment due and the statement was gone over. On 8/14/21 the borrower called in regards to bankruptcy information. On 8/18/21 the borrower called to inquire what payments have been made. On 8/31/21 the borrower inquired about payments due and the last payment received. On 11/8/21 the borrower called to confirm only one borrower listed on the loan. On 11/30/21 the borrower advised needs assistance with payments, was advised to call the following day as does not owe anything at the time and a payoff was provided. On 12/7/21 the borrower called for the fair market value but was advised to get with the tax accessors office. On 1/11/22 the borrower called in regards to a possible reaffirmation. On 1/26/22 the borrower called for a payment history starting with 6/7/16, the borrower was advised to download through the website. No further contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The borrower was trying to convert the case from a chapter XX to a XX. There was a prior chapter XX bankruptcy in which was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/15/2022
456793903	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: On 4/29/2021 the Servicer noted a reconciliation of the valuations received and noted that this is a vacant lot in a gated/private golf community.There has been no contact with the Borrower. The loan has been current for the period in which collection comments were provided 7/5/2019 to 2/16/2022.	01/31/2022	02/16/2022
456452547	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2022.  The only contact during the review was a welcome call with the borrowers spouse on 2/10/22 who requested do not call.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
			ADDITIONAL INFORMATION: N/A	01/31/2022	02/11/2022